                         SEMIANNUAL REPORT
                         OCTOBER 31, 2002

PRUDENTIAL
MUNICIPAL BOND FUND/
HIGH INCOME SERIES & INSURED SERIES

                         FUND TYPE
                         Municipal bond

                         OBJECTIVE
                         High Income Series: Maximum amount of income that is eligible for exclusion from federal income taxes.

                         Insured Series: Maximum amount of income that is eligible for exclusion from federal income taxes, consistent with the preservation of capital.


                         This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

                         The views expressed in this report and
                         information about the Series' portfolio
                         holdings are for the period covered by this report and are subject to change thereafter.

Prudential Financial is a service mark of
The Prudential Insurance Company of America,
Newark, NJ, and its affiliates.                             (LOGO)

Prudential Municipal Bond Fund  High Income Series

Performance at a Glance

INVESTMENT GOALS AND STYLE
The Prudential Municipal Bond Fund/High Income
Series (the Series) seeks the maximum amount of income that is eligible for exclusion from federal income taxes by investing primarily in noninvestment-grade municipal bonds rated single-B or better by recognized credit-rating agencies such as Standard & Poor's (S&P) or Moody's Investors Service (Moody's). The Series also invests in unrated bonds that its investment adviser believes are of comparable quality to the Series' permissible investments.
There can be no assurance that the Series will achieve its investment objective.

Credit Quality
Expressed as a percentage of
total investments as of 10/31/02
  10.6%  AAA
  19.0   AAA Insured
   4.9   AA
   6.0   A
  14.8   BBB
   2.7   BB
   0.5   B
   2.4   Cash Equivalents
  39.1   Not Rated* (Prudential ratings used):
         4.2  AAA
         0.9  A
         5.7  BBB
        15.8  BB
        11.3  B
         1.2  CCC and below

Credit Quality is subject to change.
* Not rated bonds are believed to be of
comparable quality to rated investments.

Portfolio Composition
Expressed as a percentage of
total investments as of 10/31/02
  59.1%  Revenue Bonds
  16.9   General Obligation Bonds
  18.0   Prerefunded
   3.6   Miscellaneous
   2.4   Cash Equivalents

Portfolio Composition is subject to change.

Five Largest Issuers
Expressed as a percentage of
  total investments as of 10/31/02
  3.3%  Memphis Center City Revenue
        Fin. Corp.
  2.1   Minnesota Agricultural & Economic
        Development
  1.6   New Jersey Economic Development
        Authority
  1.6   Lake Creek Affordable Hsg. Corp.
  1.5   Iowa St. Fin. Authority Healthcare

Holdings are subject to change.

          www.prudential.com  (800) 225-1852

Semiannual Report  October 31, 2002

Cumulative Total Returns1             As of 10/31/02

                         Six Months  One Year     Five Years      Ten Years        Since Inception2
Class A                     2.39%     3.24%    19.26%  (19.14)  73.85%  (73.33)   115.53%  (114.24)
Class B                     2.26      2.98     17.58   (17.46)  67.85   (67.34)   165.16   (160.67)
Class C                     2.13      2.72     16.13   (16.01)       N/A           46.24    (45.80)
Class Z                     2.51      3.50     20.52   (20.40)       N/A           34.53    (34.26)
Lehman Bros.
Muni Bd. Index3             4.73      5.87          34.69           93.55                ***
Lipper High Yield Muni
Debt Funds Avg.4            1.69      2.61          17.40           72.25                ****

Average Annual Total Returns1              As of 9/30/02
                 One Year      Five Years    Ten Years      Since Inception2
Class A           2.37%       3.40%  (3.38)  5.38%  (5.35)   6.10%  (6.05)
Class B           0.29        3.60   (3.58)  5.33   (5.30)   6.80   (6.68)
Class C           2.97        3.29   (3.27)      N/A         4.82   (4.78)
Class Z           5.80        4.25   (4.23)      N/A         5.28   (5.24)

Distributions and Yields1  As of 10/31/02

          Total Distributions     30-Day    Taxable Equivalent Yields5 at Tax Rates of
          Paid for Six Months    SEC Yield            35%               38.6%
Class A       $0.28              4.47%             6.88%               7.28%
Class B        0.27              4.35              6.69                7.08
Class C        0.25              4.10              6.31                6.68
Class Z        0.29              4.86              7.48                7.92

Past performance is not indicative of future
results. Principal and investment return will
fluctuate so that an investor's shares, when
redeemed, may be worth more or less than their
original cost. 1Source: Prudential Investments
LLC and Lipper Inc. The cumulative total
returns do not take into account applicable
sales charges. The average annual total returns
do take into account applicable sales charges.
Without the distribution and service (12b-1)
fee waiver for Class A and Class C shares, the
returns would have been lower. The Series
charges a maximum front-end sales charge of 3%
for Class A shares. Class B shares are subject
to a declining contingent deferred sales charge
(CDSC) of 5%, 4%, 3%, 2%, 1%, and 1%
respectively for the first six years.
Approximately seven years after purchase, Class
B shares will automatically convert to Class A
shares on a quarterly basis. Class C shares are
subject to a front-end sales charge of 1% and a
CDSC of 1% for shares redeemed within 18 months
of purchase. Class Z shares are not subject to
a sales charge or distribution and service
(12b-1) fees. Without waiver of fees and/or
expense subsidization, the Series' cumulative
and average annual total returns would have
been lower, as indicated in parentheses. The
cumulative and average annual total returns in
the tables above do not reflect the deduction
of taxes that a shareholder would pay on fund
distributions or following the redemption of
fund shares. 2Inception dates: Class A,
1/22/90; Class B, 9/17/87; Class C, 8/1/94; and
Class Z, 9/16/96. 3The Lehman Brothers
Municipal Bond Index (Lehman Bros. Muni Bd.
Index) is an unmanaged index of over 39,000
long-term investment-grade municipal bonds. It
gives a broad look at how long-term investment
grade municipal bonds have performed. 4The
Lipper Average is unmanaged, and is based on
the average return for all funds in each share
class for the six-month, one-year, five-year,
ten-year, and since inception periods in the
Lipper High Yield Municipal (Muni) Debt Funds
category. Funds in the Lipper High Yield
Municipal (Muni) Debt Funds Average invest at
least 50% of their assets in lower-rated
municipal debt issues. 5Some investors may be
subject to the federal alternative minimum tax
and/or state and local taxes. Taxable
equivalent yields reflect federal taxes only.
Investors cannot invest directly in an index.
The returns for the Lehman Bros. Muni Bd. Index
and Lipper Average would be lower if they
included the effect of sales charges, operating
expenses, or taxes. *** Lehman Bros. Since
Inception returns are 147.58% for Class A,
214.18% for Class B, 71.68% for Class C, and
47.79% for Class Z. **** Lipper Average Since
Inception returns are 113.60% for Class A,
167.35% for Class B, 48.69% for Class C, and
29.28% for Class Z.
                              1

(LOGO)                                December 10, 2002

DEAR SHAREHOLDER,
During the current reporting period of the High
Income Series and the Insured Series--the six months ended October 31, 2002--doubts about whether the economic expansion in the United
States would continue and corporate governance scandals at key firms led to heightened volatility in the financial markets. These developments gave rise to a flight-to-quality trend in which many investors sought refuge in the fixed income markets, including high-quality municipal bonds.

The team that manages the High Income Series and the Insured Series positioned both portfolios to take advantage of the rally in the municipal bond market. For our six-month reporting period, the approach utilized by the management team helped each Series post positive returns that exceeded those of their peer groups as represented by their respective
Lipper Averages. Both Series share a common benchmark, the Lehman Brothers Municipal Bond
Index. For our fiscal half year, the High
Income Series underperformed its benchmark, while the Insured Series performed roughly in line with its benchmark.

The Series' management team explains
developments in the municipal bond market and each Series' investments on the following pages. As always, we appreciate your continued confidence in Prudential mutual funds, and look forward to serving your future investment needs.

Sincerely,

David R. Odenath, Jr., President
Prudential Municipal Bond Fund/High Income Series
Prudential Municipal Bond Fund/Insured Series

Prudential Municipal Bond Fund  High Income Series

Semiannual Report  October 31, 2002

INVESTMENT ADVISER'S REPORT

HIGH INCOME SERIES
The investment climate for municipal bonds during our six-month reporting period that began May 1, 2002, was such that high-quality municipal issues outperformed lower-quality bonds. This occurred as a faltering U.S.
economic recovery, accounting improprieties at major firms, and geopolitical uncertainties encouraged investors to buy conservative assets. The poor performance of lower-quality municipal bonds is reflected in the modest six-month returns of the Series and its Lipper
Average, particularly in comparison to the higher return of the Series' benchmark Lehman
Brothers Municipal Bond Index. The benchmark includes more high-quality municipal bonds than the Series, and hence, the benchmark tends to outperform the Series during periods of declining interest rates.

The economic expansion weakened in the spring of 2002 amid less vigorous consumer spending and a continued decline in business investment.
During the summer, there was concern the economy might sink into a so-called "double-dip" recession that could prompt the Federal
Reserve (the Fed) to resume reducing short-term interest rates to stimulate growth. In anticipation of a more accommodative monetary policy, market rates declined, which pushed municipal bond prices higher since they move in the opposite direction of rates. However, the municipal market erased some of its gains late in our reporting period, as investors balked at purchasing bonds after yields fell to such low levels.

ENHANCING PRICE GAINS AND PRESERVING INCOME
We strove for the appropriate mix of bonds that
would enable the Series to derive greater
benefit from the municipal bond rally and
protect the Series' income stream in the low-
interest-rate environment.  Therefore we
adjusted our credit-quality barbell strategy,
one side of which emphasized bonds rated AAA
for their potential price appreciation and the
other side focused
                                3

Prudential Municipal Bond Fund  High Income Series

Semiannual Report  October 31, 2002

on not-rated, mostly lower-quality bonds for their solid interest income. For example, we increased the Series' exposure to AAA-rated bonds by adding more insured, long-term zero coupon bonds during brief intervals when their prices turned lower. These bonds are so named because they provide no interest income and are sold at deeply discounted prices to compensate for their lack of periodic interest payments.
Because zero coupon bonds are the most
interest-rate-sensitive of all bonds, they outperfomed the remainder of the municipal market during our fiscal half-year, based on the Series' benchmark, the Lehman Brothers
Municipal Bond Index. Greater exposure to zero coupon bonds helped the Series' relative performance versus its Lipper Average during our reporting period.

We purchased the zero coupon bonds using proceeds from the sale of lower-quality debt issues, particularly airline-related municipal bonds. The airline industry continued to struggle in the wake of the September 11 terrorist attacks on the United States. We sold a large portion of the Series' airline-related bonds during our reporting period before continued deterioration in the industry caused the bonds to tumble even further in value.
After selling them, the Series still had a core of not-rated, mostly lower-quality municipal bonds that helped maximize its income exempt from federal income taxes.

As for other sectors, we maintained the Series' large exposure to hospital bonds. Increased patient volume, effective cost-cutting measures, and better managed care reimbursement helped hospital bonds continue to perform well.
However, we expect hospital earnings to come under pressure due to rising costs for pharmaceuticals, medical devices, insurance, and labor.

          www.prudential.com  (800) 225-1852

LOOKING AHEAD
After the end of our fiscal half-year, data
showed the economy grew more rapidly in the
third quarter of 2002 than previously
estimated.  The Fed also cut short-term rates
by half a percentage point, noting that
geopolitical risks and other factors have hurt
spending, production, and employment.  Seeing
that the economic outlook remains uncertain,
lower-quality municipal bonds continue to be
generally inexpensive relative to high-quality
issues.  Should this trend continue, we believe
attractive buying opportunities could emerge
among lower-quality issues.  To that end, we
are watching troubled sectors such as municipal
bonds backed by airlines or utilities.  We will
consider selectively investing in them if their
yields climb to levels that provide adequate
compensation for the increased risk of owning
them.
                         5

Prudential Municipal Bond Fund  Insured Series

Performance at a Glance

INVESTMENT GOALS AND STYLE
The Prudential Municipal Bond Fund/Insured
Series (the Series) seeks the maximum amount of income that is eligible for exclusion from federal income taxes, consistent with the preservation of capital. The Series invests primarily in municipal obligations whose timely coupon and principal payments (but not market value) are insured by a municipal bond insurance company and are rated AAA/Aaa by Standard & Poor's (S&P), Moody's Investors
Service (Moody's), or other nationally
recognized credit-rating agencies. The Series may invest in U.S. government-backed municipal obligations. It may also invest in securities that are not rated, and which its investment adviser believes are of comparable quality to the Series' permissible investments. There can be no assurance that the Series will achieve its investment objective.

Our bonds are primarily insured by MBIA
Insurance Corp., AMBAC Assurance Corp.,
Financial Guaranty Insurance Co., and Financial
Security Assurance Inc.

Credit Quality
Expressed as a percentage of
total investments as of 10/31/02
  2.3%  AAA
  90.5  AAA Insured
   4.3  AA
   2.9  Cash Equivalents

Credit Quality is subject to change.

Portfolio Composition
Expressed as a percentage of
total investments as of 10/31/02
  63.0%  Revenue Bonds
  20.6   General Obligation Bonds
  11.2   Prerefunded
   2.3   Miscellaneous
   2.9   Cash Equivalents

Portfolio Composition is subject to change.

Ten Largest Issuers
Expressed as a percentage of
total investments as of 10/31/02
  4.4%  Washington St. Pub. Power Supply
  4.2   Jefferson Cnty. Swr. Rev. Wste.
  3.2   Texas St. Tpke. Auth. Rev.
  2.7   New York City Mun. Wtr. Fin. Auth.
  2.6   Hawaii St. Dept. of Budget &
        Finance--Hawaiian Elec.
  2.4   Port Authority of NY & NJ
  2.4   Puerto Rico Tel. Auth. Rev.
  2.3   Chicago Gas Supply--People's Gas
  2.3   Jersey City Sewer Rev.
  2.3   New York St. Environmental Fac. Rev.

Holdings are subject to change.

         www.prudential.com  (800) 225-1852

Semiannual Report  October 31, 2002

Cumulative Total Returns1             As of 10/31/02

                         Six Months  One Year     Five Years      Ten Years        Since Inception2
Class A                     4.71%      5.00%        30.53%     82.67%  (82.19)     128.99%  (127.17)
Class B                     4.67       4.84         28.80      76.69   (76.22)     174.40   (162.82)
Class C                     4.54       4.58         27.22            N/A            55.91    (55.50)
Class Z                     4.84       5.27         31.80            N/A            44.12    (44.00)
Lehman Bros.
Muni Bd. Index3             4.73       5.87         34.69           93.55                ***
Lipper Insured Muni
Debt Funds Avg.4            4.43       4.72         27.73           81.80                ****

Average Annual Total Returns1                   As of 9/30/02

               One Year     Five Years      Ten Years     Since Inception2
Class A          5.21%         5.38%      5.94%  (5.92)     6.67%  (6.61)
Class B          3.19          5.56       5.91   (5.88)     7.09   (6.78)
Class C          5.86          5.25           N/A           5.73   (5.70)
Class Z          8.74          6.23           N/A           6.61   (6.60)

Distributions and Yields1             As of 10/31/02

          Total Distributions     30-Day    Taxable Equivalent Yields5 at Tax Rates of
          Paid for Six Months    SEC Yield            35%               38.6%
Class A       $0.25                2.51%              3.86%             4.09%
Class B        0.23                2.34               3.60              3.81
Class C        0.22                2.07               3.18              3.37
Class Z        0.26                2.84               4.37              4.63

Past performance is not indicative of future
results. Principal and investment return will
fluctuate so that an investor's shares, when
redeemed, may be worth more or less than their
original cost. 1Source: Prudential Investments
LLC and Lipper Inc. The cumulative total
returns do not take into account applicable
sales charges. The average annual total returns
do take into account applicable sales charges.
Without the distribution and service (12b-1)
fee waiver for Class A and Class C shares, the
returns would have been lower. The Series
charges a maximum front-end sales charge of 3%
for Class A shares. Class B shares are subject
to a declining contingent deferred sales charge
(CDSC) of 5%, 4%, 3%, 2%, 1%, and 1%
respectively for the first six years.
Approximately seven years after purchase, Class
B shares will automatically convert to Class A
shares on a quarterly basis. Class C shares are
subject to a front-end sales charge of 1% and a
CDSC of 1% for shares redeemed within 18 months
of purchase. Class Z shares are not subject to
a sales charge or distribution and service
(12b-1) fees. Without waiver of fees and/or
expense subsidization, the Series' cumulative
and average annual total returns would have
been lower, as indicated in parentheses. The
cumulative and average annual total returns in
the tables above do not reflect the deduction
of taxes that a shareholder would pay on fund
distributions or following the redemption of
fund shares. 2Inception dates: Class A,
1/22/90; Class B, 9/17/87; Class C, 8/1/94; and
Class Z, 9/16/96. 3The Lehman Brothers
Municipal Bond Index (Lehman Bros. Muni Bd.
Index) is an unmanaged index of over 39,000
long-term investment-grade municipal bonds. It
gives a broad look at how long-term investment
grade municipal bonds have performed. 4The
Lipper Average is unmanaged, and is based on
the average return for all funds in each share
class for the six-month, one-year, five-year,
ten-year, and since inception periods in the
Lipper Insured Municipal (Muni) Debt Funds
category. Funds in the Lipper Insured Muni Debt
Funds Average invest at least 65% of their
assets in municipal debt issues insured as to
timely payment. 5Some investors may be subject
to the federal alternative minimum tax and/or
state and local taxes. Taxable equivalent
yields reflect federal taxes only. Investors
cannot invest directly in an index. The returns
for the Lehman Bros. Muni Bd. Index and Lipper
Average would be lower if they included the
effect of sales charges or taxes. ***Lehman
Bros. Since Inception returns are 147.58% for
Class A, 214.18% for Class B, 71.68% for Class
C, and 47.79% for Class Z. ****Lipper Average
Since Inception returns are 125.23% for Class
A, 187.03% for Class B, 59.55% for Class C, and
38.48% for Class Z.
                                   7

Prudential Municipal Bond Fund  Insured Series

Semiannual Report  October 31, 2002

INVESTMENT ADVISER'S REPORT

INSURED SERIES
During our six-month reporting period that began May 1, 2002, the investment environment for municipal securities resembled that of our previous fiscal year. Back then, municipal bond prices rallied as the Federal Reserve (the Fed) repeatedly reduced short-term interest rates to stimulate economic growth via lower borrowing costs. While the Fed did not ease monetary policy during our six-month time frame, the expectation that it would soon resume cutting rates to help the economy led investors to accept lower yields (and pay higher prices) for municipal bonds, particularly insured debt securities rated AAA.

This marked preference for insured municipal bonds and other high-quality debt issues reflected concern about the staying power of the economic expansion, a series of accounting scandals at key U.S. firms, and the threat of a war between the United States and Iraq. This flight-to-quality trend persisted until late in our fiscal half-year when investors grew reluctant to purchase tax-exempt securities because yields had slid to such low levels.

TARGETING PRICE APPRECIATION AS MARKET RATES FELL
We maintained our "barbell" strategy that emphasized municipal bonds with different types of coupon rates. However, we adjusted it to help the Series benefit more fully from the municipal market rally. We increased the side of our barbell that focused on zero coupon bonds that are insured and rated AAA, particularly those of cash-strapped California issuers who raised money by selling large amounts of new bonds with relatively attractive yields.

Zero coupon bonds are so named because they provide no interest income and are sold at deeply discounted prices to compensate for their lack of periodic interest payments.
Because zero coupon bonds are the most
interest-rate-sensitive of all bonds, they outperfomed the rest of the municipal
           www.prudential.com  (800) 225-1852

market during our fiscal half-year, based on the Series' benchmark, the Lehman Brothers
Municipal Bond Index. Greater exposure to zero coupon bonds helped the Series' relative performance versus its Lipper Average during our reporting period. The Series performed roughly in line with its benchmark for the same time frame.

EXPOSURE TO HIGHER-COUPON BONDS WORKED WELL
The other side of our coupon barbell focused on AAA-rated bonds in the 15-year maturity sector whose higher coupon rates provided solid interest income. The Series also held longer-term bonds with higher coupon rates such as Jefferson County, Alabama sewer bonds that performed well as their issuers plan to retire them early and have taken steps to effectively replace them with new lower-coupon bonds to reduce interest costs. In some respects, the bond issuers are similar to homeowners who refinance their mortgages to save money. The
Series' exposure to these debt issues helped its performance relative to its Lipper Average during our reporting period

In our previous shareholder letter, we
anticipated selectively increasing the Series' exposure to bonds of New York issuers. As the supply of these bonds ballooned in 2002, we were able to purchase attractively priced debt securities of the Triborough Bridge and Tunnel
Authority, the New York State Power Authority, and others that enhanced the Series' income stream in the declining-interest-rate environment.

LOOKING AHEAD
Our investment strategy remains largely
unchanged. We believe our coupon barbell
strategy continues to offer a better balance
between risk and reward than the alternative of
investing primarily in current coupon bonds,
which are recently issued bonds that sell at a
price equal to 100% of their face value. We
expect our zero coupon bonds to continue to
provide good potential for price appreciation
if municipal bonds continue to rally and yields
decline even further. Under this scenario, we
also expect our higher-coupon
                                 9

Prudential Municipal Bond Fund  Insured Series

Semiannual Report  October 31, 2002

bonds to gain in value, reflecting the greater likelihood that they will be retired early and replaced by bonds with lower-coupon rates. On the other hand, if municipal bond prices fall and yields rise, we expect our higher-coupon bonds to perform relatively well because investors will likely continue to purchase them for the solid income that they provide.

Prudential Municipal Bond Fund Management Team

                         ANNUAL REPORT
                         OCTOBER 31, 2002

PRUDENTIAL
MUNICIPAL BOND FUND/
HIGH INCOME SERIES & INSURED SERIES
--------------------------------------------------------

                         FINANCIAL STATEMENTS

       Prudential Municipal Bond Fund      High Income Series
             Portfolio of Investments as of October 31, 2002 (Unaudited)

                                                                          Principal
                                   Moody's        Interest    Maturity    Amount           Value
Description (a)                    Rating         Rate        Date        (000)            (Note 1)
------------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS  95.6%
----------------------------------------------------------------------------------------
Alabama  1.4%
Jefferson Cnty. Swr. Rev., Cap.
 Impvt., Ser. B, F.G.I.C.          Aaa            5.00%       2/01/41      $ 11,000        $ 10,833,130
----------------------------------------------------------------------------------------
Alaska  0.4%
Northern Tobacco Secur. Corp.,
 Asset Bkd. Bonds                  Aa3            6.50        6/01/31         3,500           3,533,075
----------------------------------------------------------------------------------------
Arizona  2.5%
Coconino Cnty. Poll. Ctrl. Corp.
 Rev.,
 Tucson Elec. Pwr., Navajo,
 Ser. A, A.M.T.                    Ba3            7.125       10/01/32        5,000           5,118,450
 Tucson Elec. Pwr., Navajo,
 Ser. B                            Ba3            7.00        10/01/32        1,700           1,752,343
Pima Cnty. Ind. Dev. Auth.
 Multi-Fam. Mtge. Rev., La Cholla
 Proj., A.M.T.                     NR             8.50        7/01/20         9,070           9,564,406
Surprise Arizona Mun. Prpty.
 Corp. Excise Tax Rev., F.G.I.C.   Aaa            5.50        7/01/15         3,225           3,540,147
                                                                                           ------------
                                                                                             19,975,346
----------------------------------------------------------------------------------------
Arkansas  1.4%
Northwest Arkansas Reg. Arpt.
 Auth. Rev.,
 A.M.T.                            NR             7.00        2/01/10         3,000           2,960,310
 A.M.T.                            NR             7.625       2/01/27         8,400           8,577,576
                                                                                           ------------
                                                                                             11,537,886
----------------------------------------------------------------------------------------
California  8.2%
Abag Fin. Auth. Nonprofit Corps.,
 C.O.P. Amer. Baptist Homes, Ser.
 A                                 BB+(b)         6.20        10/01/27        3,200           3,020,832
Corona C.O.P., Vista Hosp. Sys.
 Inc., Ser. C                      NR             8.375       7/01/11        10,000(c)        3,700,000
Foothill/Eastern Trans. Corridor
 Agcy. Toll Rd. Rev.,              Baa3           Zero        1/15/28        11,700           7,692,516

    12                                     See Notes to Financial Statements

       Prudential Municipal Bond Fund      High Income Series
             Portfolio of Investments as of October 31, 2002 (Unaudited) Cont'd.

                                                                          Principal
                                   Moody's        Interest    Maturity    Amount           Value
Description (a)                    Rating         Rate        Date        (000)            (Note 1)
------------------------------------------------------------------------------------------------------------
Lincoln Impvt. Bond Act 1915,
 Pub. Fin. Auth., Twelve Bridges   NR             6.20%       9/02/25      $  3,755        $  3,845,871
Orange Cnty. Cmnty. Loc. Trans.
 Auth., Reg. Linked S.A.V.R.S.,
 R.I.B.S.                          Aa2            6.20        2/14/11         7,000           8,298,990
Perris California Cmnty. Facs.
 Dist., Spec. Tax, No. 01-2,
 Ser. A                            NR             6.25        9/01/23         3,000           2,978,970
Richmond Redev. Agcy. Rev.,
 Multi-Fam. Bridge Affordable
 Hsg., Ser. A                      NR             7.50        9/01/23         9,680           9,926,840
Roseville Joint Union H.S. Dist.,
 Ser. B, F.G.I.C.                  Aaa            Zero        8/01/11         1,440           1,006,114
 Ser. B, F.G.I.C.                  Aaa            Zero        8/01/14         2,220           1,310,888
San Joaquin Hills Trans. Corridor
 Agcy., C.A.B.S., E.T.M.
 Toll Rd. Rev.                     Aaa            Zero        1/01/14         8,420           5,195,982
 Toll Rd. Rev.                     Aaa            Zero        1/01/25        10,000           3,170,400
San Jose Fin. Auth. Lease Rev.,
 Civic Ctr. Proj., Ser. B,
 A.M.B.A.C.                        Aaa            5.25        6/01/19         2,500           2,648,550
San Luis Obispo C.O.P., Vista
 Hosp. Sys. Inc.,                  NR             8.375       7/01/29         4,000(c)        1,480,000
Vallejo C.O.P., Touro Univ.        Ba3            7.375       6/01/29         3,500           3,485,545
Victor Valley Union H.S. Dist.,
 G.O., M.B.I.A., E.T.M.            Aaa            Zero        9/01/12         3,605           2,421,046
 G.O., M.B.I.A., E.T.M.            Aaa            Zero        9/01/14         4,740           2,835,373
 G.O., M.B.I.A., E.T.M.            Aaa            Zero        9/01/16         3,990           2,115,418
                                                                                           ------------
                                                                                             65,133,335
----------------------------------------------------------------------------------------
Colorado  5.4%
Black Hawk Bus. Impvt. Dist.       NR             7.75        12/01/19        5,285(e)        6,755,181
Colorado Springs Hosp. Rev.,       A3             6.375       12/15/30        2,500           2,636,725
Denver Urban Ren. Auth. Tax,
 Inc., Rev.                        Baa2           7.50        9/01/04         1,025           1,028,649
 Inc., Rev.                        Baa2           7.75        9/01/16         4,000           4,272,080

    See Notes to Financial Statements                                     13

       Prudential Municipal Bond Fund      High Income Series
             Portfolio of Investments as of October 31, 2002 (Unaudited) Cont'd.

                                                                          Principal
                                   Moody's        Interest    Maturity    Amount           Value
Description (a)                    Rating         Rate        Date        (000)            (Note 1)
------------------------------------------------------------------------------------------------------------
Lake Creek Affordable Hsg. Corp.
 Multi-Fam. Rev.,
 Ser. A                            NR             6.25%       12/01/23     $ 12,575        $ 11,712,355
 Ser. B                            NR             7.00        12/01/23        1,005             944,027
Mountain Vlge.,
 Metro. Dist., San Migual Cnty.    NR             8.10        12/01/11        2,160(e)        2,192,918
 Metro. Dist., San Migual Cnty.    NR             8.10        12/01/11        1,040(e)        1,055,579
Silver Dollar Metro. Dist.         NR             7.05        12/01/30        5,000           5,098,650
Superior Metro. Dist. No. 1,
 Wtr. & Swr. Rev.                  NR             8.50        12/01/13        6,335(e)        7,023,298
                                                                                           ------------
                                                                                             42,719,462
----------------------------------------------------------------------------------------
Connecticut  2.1%
Bridgeport, Rfdg. Ser. A, G.O.,
 F.G.I.C.                          Aaa            5.375       8/15/17         4,000           4,333,680
Connecticut St. Dev. Auth. Swr.,
 Netco Waterbury Ltd., A.M.T.      AAA(b)         9.375       6/01/16         6,175(e)        7,167,014
Connecticut St., 1060 R, G.O.,
 R.I.T.E.S.                        AAA(b)         8.0274      11/15/09        5,000           5,367,800
                                                                                           ------------
                                                                                             16,868,494
----------------------------------------------------------------------------------------
District of Columbia  1.1%
District of Columbia Rev., Nat'l.
 Pub. Radio                        NR             7.625       1/01/18         8,800(e)        9,058,808
----------------------------------------------------------------------------------------
Florida  6.9%
Arbor Greene Cmnty. Dev. Dist.,
 Spec. Assmt. Rev.                 NR             6.50        5/01/07         1,105           1,118,713
Bayside Impvt. Comnty. Dev.
 Dist., Ser. B                     NR             6.375       5/01/18         1,370           1,386,659
Broward Cnty. Res. Recov. Rev.,
 Rfdg. Wheelabrator, Ser. A        A3             5.50        12/01/08        4,000           4,357,480
Crossings at Fleming Island
 Cmnty. Dev. Dist.,                AAA(b)         8.25        5/01/16         6,995(e)        8,019,138
Escambia Cnty. Hlth. Fac. Rev.,
 Hlthcare. Fac., A.M.B.A.C.        Aaa            5.95        7/01/20         3,000           3,411,450

    14                                     See Notes to Financial Statements

       Prudential Municipal Bond Fund      High Income Series
             Portfolio of Investments as of October 31, 2002 (Unaudited) Cont'd.

                                                                          Principal
                                   Moody's        Interest    Maturity    Amount           Value
Description (a)                    Rating         Rate        Date        (000)            (Note 1)
------------------------------------------------------------------------------------------------------------
Florida Hsg. Fin. Corp. Rev.,
 Cypress Trace Apts., Ser. G,
 A.M.T.                            NR             6.60%       7/01/38      $  4,681        $  4,432,064
 Westchase Apts., Ser. B, A.M.T.   NR             6.61        7/01/38         3,920           3,738,465
North Springs Impvt. Dist. Wtr.
 Mgmt.,
 Ser. A                            NR             8.20        5/01/24         1,828(e)        2,001,550
 Ser. B                            NR             8.30        5/01/24         1,610           1,691,595
Oakstead Cmnty. Dev. Dist., Cap.
 Impvt., Ser. B                    NR             6.50        5/01/07         5,000           5,019,300
Orange Cnty. Hlth. Facs. Auth.
 Rev., Adventist Hlth. Sys.        A3             6.375       11/15/20        3,750           4,030,538
Orlando Util. Cmnty. Wtr. & Elec.
 Rev., Ser. D, E.T.M.              Aa2            6.75        10/01/17        2,000           2,479,980
Palm Beach Cnty. Hsg. Auth. Rev.,
 Ser. A                            NR             7.75        3/01/23         4,155           4,293,528
Palm Beach Cnty. Sld. Wste. Auth
 Rev., Impvt., Ser. B, A.M.B.A.C.  Aaa            Zero        10/01/14        8,000           4,522,960
Stoneybrook West Cmnty. Dev.
 Dist. Spec. Assmt. Rev., Ser. B   NR             6.45        5/01/10         1,925           1,945,482
Vista Lakes Cmnty. Dev. Dist.
 Cap. Impvt. Rev., Ser. B          NR             6.35        5/01/05         2,340           2,350,694
                                                                                           ------------
                                                                                             54,799,596
----------------------------------------------------------------------------------------
Georgia  1.1%
Atlanta Arpt. Facs. Rev., Rfdg.
 M.B.I.A., A.M.T., C.A.B.S.        Aaa            Zero        1/01/10         2,000           1,395,660
Henry Cnty. Wtr. & Swr. Auth.
 Rev., A.M.B.A.C.                  Aaa            6.15        2/01/20         1,000           1,181,780
Mun. Elec. Auth., Combustion
 Turbine Proj., Ser. A, M.B.I.A.   Aaa            5.25        11/01/22        2,000           2,061,200
Rockdale Cnty. Dev. Auth., Sld.
 Wste. Disp. Rev., Visy Paper,
 Inc. Proj., A.M.T.                NR             7.50        1/01/26         4,100           4,131,365
                                                                                           ------------
                                                                                              8,770,005

    See Notes to Financial Statements                                     15

       Prudential Municipal Bond Fund      High Income Series
             Portfolio of Investments as of October 31, 2002 (Unaudited) Cont'd.

                                                                          Principal
                                   Moody's        Interest    Maturity    Amount           Value
Description (a)                    Rating         Rate        Date        (000)            (Note 1)
------------------------------------------------------------------------------------------------------------
Illinois  5.7%
Cary Illinois Spec. Tax,
 Spec. Svcs. Area No. 1
 Cambridge, Ser. A                 NR             7.625%      3/01/30      $  4,000        $  4,335,560
 Spec. Svcs. Area No. 2,
 Foxford Hill                      NR             7.50        3/01/30         5,000           5,241,800
Chicago Illinois Brd. of Ed.,
 Sch. Reform, Ser. A, C.A.B.S.     Aaa            Zero        12/01/29       10,500           2,390,115
Chicago O'Hare Int'l. Arpt.,
 Amer. Airlines Proj., Ser. B      B2             8.20        12/01/24        3,000             900,000
Chicago Wstewtr. Transmission
 Rev., Rfdg., Ser. A, C.A.B.S.,
 M.B.I.A.                          Aaa            Zero        1/01/23         8,000           2,683,760
Gilberts Illinois Spec. Svcs.
 Area No. 9, Spec. Tax, Big
 Timber Proj.                      NR             7.75        3/01/27         5,000           5,390,150
Illinois Edl. Facs. Auth. Student
 Hsg. Rev., Edl. Advnmt. Fdg.
 Univ. Ctr. Proj.                  Baa2           6.25        5/01/30         2,000           2,013,760
Illinois Hlth. Facs. Auth. Rev.,
 Midwest Physician Grp. Ltd.
 Proj.                             BBB-(b)        8.10        11/15/14        2,760(e)        3,106,159
 Proj.                             BBB-(b)        8.125       11/15/19        3,285(e)        3,754,887
 Reg. M.B.I.A.                     Aaa            9.72(g)     8/15/14         5,000           5,422,700
Kane & De Kalb Cntys. Sch. Dist.,
 No. 301, C.A.B.S.,
 A.M.B.A.C.                        Aaa            Zero        12/01/11        3,360           2,301,365
 A.M.B.A.C.                        Aaa            Zero        12/01/13        4,065           2,487,698
Robbins Illinois Res. Recov.
 Rev.,
 Restruct. Proj., Ser. A, A.M.T.   NR             8.375       10/15/16        5,031(c)           12,075
 Restruct. Proj., Ser. B, A.M.T.   NR             8.375       10/15/16        1,969(c)            4,725
 Restruct. Proj., Ser. C, A.M.T.   NR             7.25        10/15/09          600             336,196
 Restruct. Proj., Ser. C, A.M.T.   NR             7.25        10/15/24        3,376           1,489,453
 Restruct. Proj., Ser. D, A.M.T.   NR             Zero        10/15/09        1,567             343,951
Winnebago Cnty. Hsg. Auth., Park
 Tower Assoc., Sec. 8              NR             8.125       1/01/11         2,992           3,058,291
                                                                                           ------------
                                                                                             45,272,645

    16                                     See Notes to Financial Statements

       Prudential Municipal Bond Fund      High Income Series
             Portfolio of Investments as of October 31, 2002 (Unaudited) Cont'd.

                                                                          Principal
                                   Moody's        Interest    Maturity    Amount           Value
Description (a)                    Rating         Rate        Date        (000)            (Note 1)
------------------------------------------------------------------------------------------------------------
Iowa  3.6%
City of Cedar Rapids Rev.,
 First Mtge., Cottage Grove Place
 Proj.                             AAA(b)         9.00%       7/01/18      $  9,375(e)     $ 11,212,781
 First Mtge., Cottage Grove Place
 Proj.                             AAA(b)         9.00        7/01/25         4,435(e)        5,304,393
Iowa St. Fin. Auth. Hlthcare.,
 Facs. Rev., Mercy Hlth.
 Initiatives Proj.                 NR             9.25        7/01/25        10,000          11,872,900
                                                                                           ------------
                                                                                             28,390,074
----------------------------------------------------------------------------------------
Kentucky  0.3%
Kentucky Econ. Dev. Fin. Auth.
 Hosp. Sys. Rev., Rfdg. & Impvt.
 Appalachian Reg.                  BB-(b)         5.875       10/01/22        2,500           2,168,325
----------------------------------------------------------------------------------------
Louisiana  1.6%
Calcasieu Parish Inc., Ind. Dev.
 Brd. Rev., Rfdg. Olin Corp.
 Proj.                             Baa3           6.625       2/01/16         3,500           3,682,525
Hodge Util. Rev., Stone Container
 Corp., A.M.T.                     NR             9.00        3/01/10         2,625           2,703,750
New Orleans Home Mtge. Auth.
 Rev., Sngl. Fam. Mtge., Ser. A,
 G.N.M.A., A.M.T.                  Aaa            8.60        12/01/19        1,390           1,390,000
West Feliciana Parish Poll. Ctrl.
 Rev., Gulf St. Util. Co. Proj.    NR             9.00        5/01/15         5,250           5,386,868
                                                                                           ------------
                                                                                             13,163,143
----------------------------------------------------------------------------------------
Maine  0.5%
Maine Hlth. & Higher Edl. Facs.
 Auth. Rev.,
 Piper Shores, Ser. A              NR             7.50        1/01/19         1,000           1,032,110
 Piper Shores, Ser. A              NR             7.55        1/01/29         3,000           3,073,530
                                                                                           ------------
                                                                                              4,105,640

    See Notes to Financial Statements                                     17

       Prudential Municipal Bond Fund      High Income Series
             Portfolio of Investments as of October 31, 2002 (Unaudited) Cont'd.

                                                                          Principal
                                   Moody's        Interest    Maturity    Amount           Value
Description (a)                    Rating         Rate        Date        (000)            (Note 1)
------------------------------------------------------------------------------------------------------------
Maryland  1.7%
Anne Arundel Cnty. Spec. Oblig.,
 Arundel Mills Proj.,              NR             7.10%       7/01/29      $  3,000        $  3,271,170
Maryland St. Hlth. & Higher Edl.
 Facs. Auth. Rev.                  Baa1           6.75        7/01/30         5,000           5,435,550
Northeast Wste. Disp. Auth. Rev.,
 Sludge Corp. Facs.                NR             7.25        7/01/07         2,380           2,473,177
 Sludge Corp. Facs., A.M.T.        NR             8.50        7/01/07         2,435           2,530,330
                                                                                           ------------
                                                                                             13,710,227
----------------------------------------------------------------------------------------
Massachusetts  3.1%
Boston Ind. Dev. Fin. Auth. Rev.,
 First Mtge. Springhouse Proj.     Aaa            9.25        7/01/15         7,055(e)        8,234,455
Massachusetts St. Coll. Bldg.
 Proj. & Rfdg. Bonds, Ser. A       Aa2            7.50        5/01/14         1,750(h)        2,280,547
Massachusetts St. Hlth. & Edl.
 Facs. Auth. Rev.,
 Caritas Christi Oblig. Grp.
 Rfdg., Ser. A                     Baa2           5.625       7/01/20         2,650           2,528,551
 Caritas Christi Oblig. Grp.
 Rfdg., Ser. A                     Baa2           5.75        7/01/28         2,000           1,873,980
 Caritas Christi Oblig., Ser. B    Baa2           6.75        7/01/16         3,595           3,918,298
Massachusetts St., Cons. Ln.
 Ser. B, G.O.                      Aaa            5.50        3/01/20         5,000(e)        5,700,350
                                                                                           ------------
                                                                                             24,536,181
----------------------------------------------------------------------------------------
Michigan  2.7%
Detroit Sewage Disp. Rev.,
 F.G.I.C.                          Aaa            5.70        7/01/23         5,200           5,329,948
Grand Rapids Downtown Dev. Auth.,
 C.A.B.S., M.B.I.A.                Aaa            Zero        6/01/12         3,000           2,006,760
Kalamazoo Michigan Hosp. Fin.
 Auth. Hosp. Fac. Rev.             Aaa            8.558(g)    6/01/11         2,000           2,147,480
Michigan St. Hosp. Fin. Auth.
 Rev., Pontiac Osteopathic, Ser.
 A                                 Baa3           6.00        2/01/14         3,045           2,969,179

    18                                     See Notes to Financial Statements

       Prudential Municipal Bond Fund      High Income Series
             Portfolio of Investments as of October 31, 2002 (Unaudited) Cont'd.

                                                                          Principal
                                   Moody's        Interest    Maturity    Amount           Value
Description (a)                    Rating         Rate        Date        (000)            (Note 1)
------------------------------------------------------------------------------------------------------------
Michigan St. Strategic Fd. Res.
 Recov. Ltd. Oblig. Rev.,
 Central Wayne Engy. Rec.,
 Ser. A, A.M.T.                    NR             6.90%       7/01/19      $  1,500(c)     $    762,000
 Central Wayne Engy. Rec.,
 Ser. A, A.M.T.                    NR             7.00        7/01/27         6,500(c)        3,302,000
Michigan St. Trunk Line Rfdg.,
 Ser. A                            Aa3            5.25        11/01/14        4,335           4,838,684
                                                                                           ------------
                                                                                             21,356,051
----------------------------------------------------------------------------------------
Minnesota  2.0%
Minnesota Agricultural & Econ.
 Dev. Rev.,
 Fairview Hlthcare. Sys., Ser. A   A2             6.375       11/15/22       12,000          12,889,560
 Fairview Hlthcare. Sys., Ser. A   A2             6.375       11/15/29        3,000           3,200,310
                                                                                           ------------
                                                                                             16,089,870
----------------------------------------------------------------------------------------
Missouri  0.2%
Missouri St. Hlth. & Edl. Auth.
 Facs. Hlth. Rev.,                 A2             6.125       12/01/19        1,250           1,337,000
----------------------------------------------------------------------------------------
Nevada  0.7%
Clark Cnty. Impvt. Dist., No. 121
 Southern Highlands Area           NR             7.50        12/01/19        5,000           5,320,950
----------------------------------------------------------------------------------------
New Hampshire  0.7%
New Hampshire Higher Edl. & Hlth.
 Facs. Auth. Rev., Antioch Coll.   NR             7.875       12/01/22        5,000           5,241,150
----------------------------------------------------------------------------------------
New Jersey  5.0%
New Jersey Econ. Dev. Auth. Rev.,
 Kapkowski Rd., Rfdg. Landfill
 Proj.                             Baa3           6.50        4/01/28         4,000           4,530,160
 Kapkowski Rd., Ser. A             Aaa            6.375       4/01/31         7,000(e)        8,553,510
 Kapkowski Rd., Ser. A, C.A.B.S.,
 E.T.M.                            Aaa            Zero        4/01/12         1,115             765,782
 Rfdg. First Mtge. Franciscan
 Oaks Proj.                        NR             5.70        10/01/17          165             148,715

    See Notes to Financial Statements                                     19

       Prudential Municipal Bond Fund      High Income Series
             Portfolio of Investments as of October 31, 2002 (Unaudited) Cont'd.

                                                                          Principal
                                   Moody's        Interest    Maturity    Amount           Value
Description (a)                    Rating         Rate        Date        (000)            (Note 1)
------------------------------------------------------------------------------------------------------------
New Jersey Hlthcare. Facs. Fin.
 Auth. Rev.,
 Cherry Hill Proj.                 NR             8.00%       7/01/27      $  5,000        $  4,575,550
 Raritan Bay Med. Ctr.             NR             7.25        7/01/27         2,000           2,004,160
 St. Peters Univ. Hosp., Ser. A    Baa2           6.875       7/01/30         2,000           2,139,620
New Jersey St. Econ. Dev. Auth.
 Rev., First Mtge. Fellowship
 Vlge. Proj., Ser. A               Aaa            9.25        1/01/25        11,500(e)       13,431,655
New Jersey St. Edl. Facs. Auth.
 Rev., Felician Coll. of Lodi,
 Ser. D                            NR             7.375       11/01/22        3,875           3,584,646
                                                                                           ------------
                                                                                             39,733,798
----------------------------------------------------------------------------------------
New Mexico  0.7%
New Mexico St. Hosp. Equip. Ln.
 Council Rev., Mem. Med. Ctr.,
 Inc. Proj.                        Baa3           5.375       6/01/18         1,000             877,300
New Mexico St. Hosp. Rev., Mem.
 Med. Ctr., Inc. Proj.             Baa3           5.50        6/01/28         5,370           4,475,519
                                                                                           ------------
                                                                                              5,352,819
----------------------------------------------------------------------------------------
New York  5.6%
Brookhaven New York Ind. Dev.
 Agcy. Civic Facs. Rev., Mem.
 Hosp. Med. Ctr., Inc., Ser. A     NR             8.25        11/15/30        4,000           4,117,880
Metro. Trans. Auth. Rev., Rfdg.
 Ser. A, A.M.B.A.C.                Aaa            5.50        11/15/18        3,000           3,275,610
New York City Ind. Dev. Agcy.
 Rev., Rfdg. Laguardia Assoc.
 L.P. Proj.                        NR             6.00        11/01/28        4,000           2,908,840
New York City Mun. Wtr. Fin.
 Auth. Wtr. & Swr. Sys. Rev.,      Aaa            8.82(g)     6/15/09        10,000(f)       10,814,200
New York St. Dorm. Auth. Rev.,
 Rfdg. Sch. Dist. Fin. Prog.
 Ser. A, M.B.I.A.                  Aaa            5.75        10/01/17        8,000           9,003,920
Port Auth., Rfdg. Cons. Ser. 127,
 A.M.T., A.M.B.A.C.                Aaa            5.50        12/15/14        5,000           5,581,300
Triborough Bridge & Tunnel Auth.
 Rev., Rfdg., Ser. B               Aa3            5.00        11/15/32        9,350           9,357,106
                                                                                           ------------
                                                                                             45,058,856

    20                                     See Notes to Financial Statements

       Prudential Municipal Bond Fund      High Income Series
             Portfolio of Investments as of October 31, 2002 (Unaudited) Cont'd.

                                                                          Principal
                                   Moody's        Interest    Maturity    Amount           Value
Description (a)                    Rating         Rate        Date        (000)            (Note 1)
------------------------------------------------------------------------------------------------------------
North Carolina  0.8%
North Carolina Mun. Pwr. Agcy.,
 No. 1 Catawba Elec. Rev.,
 M.B.I.A.                          Aaa            5.60%       1/01/20      $  6,000        $  6,128,700
----------------------------------------------------------------------------------------
North Dakota  1.0%
Ward Cnty. Hlthcare Facs. Rev.,
 Rfdg. Trinity Oblig.,
 Group A                           BBB+(b)        6.25        7/01/26         6,110           6,135,723
 Group B                           BBB+(b)        6.25        7/01/21         2,000           2,018,200
                                                                                           ------------
                                                                                              8,153,923
----------------------------------------------------------------------------------------
Ohio  3.7%
Bellefontaine Ohio Hosp. Rev.,
 Rfdg. Facs. Mary Rutan Hlth
 Assoc.                            Baa            6.00        12/01/13        3,830           3,950,607
Cleveland Pub. Pwr. Sys. Rev.,
 First Mtge., Ser. A, M.B.I.A.     Aaa            Zero        11/15/12        1,000             656,260
 First Mtge., Ser. A, M.B.I.A.     Aaa            Zero        11/15/13        1,500             927,765
Cuyahoga Cnty. Hosp. Facs. Rev.,
 Canton, Inc. Proj.                Baa2           7.50        1/01/30         2,000           2,195,320
Mahoning Valley Santn. Dist. Wtr.
 Rev.,                             NR             7.75        5/15/19         8,000(e)        8,861,760
Ohio St. Solid Wste. Rev.,
 CSC Ltd. Proj., A.M.T.            NR             8.50        8/01/22         7,000(c)                0
 Rep. Eng. Steels, Inc., A.M.T.    NR             9.00        6/01/21         2,250(c)              292
Ohio St. Wtr. Dev. Auth. Poll.
 Ctrl. Facs., First Mtge. Toledo
 Edison, Ser. A, A.M.T.            Baa2           8.00        10/01/23        5,500           5,857,555
Richland Cnty. Hosp. Facs. Rev.,
 Rfdg. Medcentral Hlth. Sys.,
 Ser. A                            A-(b)          6.125       11/15/16        1,000           1,070,480
Stark Cnty. Hlthcare. Facs. Rev.,
 Rose Lane, Inc. Proj.             NR             9.00        12/01/23        6,135(e)        6,354,633
                                                                                           ------------
                                                                                             29,874,672

    See Notes to Financial Statements                                     21

       Prudential Municipal Bond Fund      High Income Series
             Portfolio of Investments as of October 31, 2002 (Unaudited) Cont'd.

                                                                          Principal
                                   Moody's        Interest    Maturity    Amount           Value
Description (a)                    Rating         Rate        Date        (000)            (Note 1)
------------------------------------------------------------------------------------------------------------
Pennsylvania  5.9%
Allegheny Cnty. Hosp. Dev. Auth.
 Rev.,
 Hlth. Sys., Ser. B                B1             9.25%       11/15/22     $  2,500        $  2,745,275
 Hlth. Sys., Ser. B                B1             9.25        11/15/30        1,000           1,093,640
Berks Cnty. Mun. Auth. Rev.,
 Alvernia Coll. Proj.              NR             7.75        11/15/16        5,240(e)        5,356,695
Carbon Cnty. Ind. Dev. Auth.,
 Rfdg. Panther Creek Partners
 Proj., A.M.T.                     BBB-(b)        6.65        5/01/10         7,500           7,870,725
Dauphin Cnty. Gen. Auth. Hosp.
 Rev., NW Med. Ctr. Proj.          AAA(b)         8.625       10/15/13        5,345(e)        6,408,013
Delaware Cnty. Ind. Dev. Auth.
 Rev., Rfdg. Res. Recov. Facs.,
 Ser. A                            Baa3           6.00        1/01/09         6,500           6,900,920
Pennsylvania Econ. Dev. Fin.
 Auth. Res. Recov. Rev., Colver
 Proj., Ser. D, A.M.T.             BBB-(b)        7.15        12/01/18        4,000           4,159,680
Philadelphia Hosps. & Higher Ed.
 Facs. Auth. Rev.,
Chestnut Hill Hosp. Rev.           Baa2           6.50        11/15/22        2,300           2,288,201
 Grad. Hlth. Sys.                  Ca             7.00        7/01/05         1,663(c)               17
 Grad. Hlth. Sys.                  Ca             7.25        7/01/18         2,285(c)               23
 Grad. Hlth. Sys., Ser. A          Ca             6.25        7/01/13         2,029(c)               20
Somerset Cnty. Hosp. Auth. Rev.,
 Hlthcare. First Mtge.             NR             8.40        6/01/09         1,600           1,619,920
 Hlthcare. First Mtge.             NR             8.50        6/01/24         8,805           8,914,358
                                                                                           ------------
                                                                                             47,357,487
----------------------------------------------------------------------------------------
Rhode Island  1.2%
Providence Redev. Agcy., C.O.P.,
 Ser. A                            NR             8.00        9/01/24         9,465           9,755,954

    22                                     See Notes to Financial Statements

       Prudential Municipal Bond Fund      High Income Series
             Portfolio of Investments as of October 31, 2002 (Unaudited) Cont'd.

                                                                          Principal
                                   Moody's        Interest    Maturity    Amount           Value
Description (a)                    Rating         Rate        Date        (000)            (Note 1)
------------------------------------------------------------------------------------------------------------
South Carolina  0.9%
South Carolina Jobs Econ. Dev.
 Auth., Solid Wste. Recycling
 Facs. Rev., Ser. B, A.M.T.        NR             9.00%       12/01/11     $  2,000(c)     $     59,000
South Carolina St. Pub. Svcs.
 Auth. Rev., M.B.I.A.              Aaa            9.373(g)    6/28/13         7,000(e)        7,323,820
                                                                                           ------------
                                                                                              7,382,820
----------------------------------------------------------------------------------------
South Dakota  0.6%
South Dakota Econ. Dev. Fin.
 Auth., Dakota Park, A.M.T.        NR             10.25       1/01/19         4,585           4,603,432
----------------------------------------------------------------------------------------
Tennessee  5.5%
Bradley Cnty. Ind. Dev. Brd.,
 Rfdg. Olin Corp. Proj., Ser. C    Baa3           6.625       11/01/17        2,000           2,123,940
Johnson City Hlth. & Edl. Facs.
 Brd. Hosp. Rev., Rfdg. 1st Mtge.
 Ser. A, M.B.I.A.                  Aaa            6.75        7/01/17         2,000           2,479,180
Memphis Ctr. City Rev., Fin.
 Corp., Ser. B                     NR             6.50        9/01/28        26,000          25,951,900
Rutherford Cnty. Hlth. & Edl.
 Facs. Brd., First Mtge. Rev.      NR             9.50        12/01/19        6,300           6,649,965
Shelby Cnty. Hlth. Edl. & Hsg.
 Fac. Brd. Hosp. Rev., Methodist
 Hlthcare.                         Baa1           6.50        9/01/26         6,000           6,265,080
                                                                                           ------------
                                                                                             43,470,065
----------------------------------------------------------------------------------------
Texas  3.3%
Austin Hsg. Fin. Corp. Multi-Fam.
 Hsg. Rev., Stony Creek, Ser. A    Baa3           7.75        11/01/29        9,370          10,026,931
Dallas-Fort Worth Int'l Arpt.
 Fac. Impvt. Corp. Rev.,
 Delta Airlines, Inc., A.M.T.      Ba3            7.625       11/01/21        2,000           1,000,320
 Delta Airlines, Inc., A.M.T.      Ba3            7.125       11/01/26        2,000             980,160
Katy Texas Dev. Auth. Rev., Tax
 Increment Contract, Ser. B        NR             6.00        6/01/18         4,000           3,904,960

    See Notes to Financial Statements                                     23

       Prudential Municipal Bond Fund      High Income Series
             Portfolio of Investments as of October 31, 2002 (Unaudited) Cont'd.

                                                                          Principal
                                   Moody's        Interest    Maturity    Amount           Value
Description (a)                    Rating         Rate        Date        (000)            (Note 1)
------------------------------------------------------------------------------------------------------------
Keller Ind. Sch. Dist., Rfdg.
 Ser. A, C.A.B.S., P.S.F.G.        Aaa            Zero        8/15/17      $  4,075        $  1,977,312
Meadow Parc Dev. Inc Multi-Fam.
 Rev., Hsg. Meadow Proj.           NR             6.50%       12/01/30        4,920           4,717,985
New Braunfels Ind. Sch. Dist.,
 C.A.B.S., P.S.F.G.                Aaa            Zero        2/01/12         2,365           1,597,037
Texas Mun. Pwr. Agcy.
 Rev.,                             Aaa            Zero        9/01/15            35              19,354
 Rfdg., M.B.I.A., C.A.B.S.,
 E.T.M.                            Aaa            Zero        9/01/15         3,265           1,789,710
                                                                                           ------------
                                                                                             26,013,769
----------------------------------------------------------------------------------------
Utah  0.1%
Carbon Cnty. Solid Wste. Disp.
 Rev., Rfdg. Laidlaw Environ.,
 Ser. A, A.M.T.                    NR             7.45        7/01/17         1,000             990,630
Tooele Cnty. Poll. Ctrl. Rev.,
 Rfdg. Laidlaw Environ.,
 Ser. A, A.M.T.                    NR             7.55        7/01/27         4,000(c)              400
                                                                                           ------------
                                                                                                991,030
----------------------------------------------------------------------------------------
Virginia  2.2%
Chesterfield Cnty. Ind. Dev.
 Auth. Poll. Ctrl. Rev., Virginia
 Elec. & Pwr., Ser. A              A3             5.875       6/01/17         4,000           4,000,000
Loudoun Cnty. Ind. Dev. Auth.
 Rev.,                             Ba3            7.125       9/01/15         2,000           2,035,900
Norfolk Redev. & Hsg. Auth.,
 Multi-Fam. Rental Hsg. Facs.
 Rev., A.M.T.                      NR             8.00        9/01/26         5,880           5,799,620
Pittsylvania Cnty. Ind. Dev.
 Auth. Rev., Multitrade, Ser. A,
 A.M.T.                            NR             7.55        1/01/19         2,500           2,460,725
Pocahontas Pkwy. Assoc. Toll Rd.
 Rev., C.A.B.S.,
 Ser. B                            Baa3           Zero        8/15/16         7,000           2,221,240
 Ser. C                            Ba1            Zero        8/15/16         3,300             831,600
                                                                                           ------------
                                                                                             17,349,085

    24                                     See Notes to Financial Statements

       Prudential Municipal Bond Fund      High Income Series
             Portfolio of Investments as of October 31, 2002 (Unaudited) Cont'd.

                                                                          Principal
                                   Moody's        Interest    Maturity    Amount           Value
Description (a)                    Rating         Rate        Date        (000)            (Note 1)
------------------------------------------------------------------------------------------------------------
Washington  0.5%
Bellevue Conv. Ctr. Auth.,
 King City, Oblig. Rev., M.B.I.A.  Aaa            Zero        2/01/10      $    870        $    650,081
 King City, Oblig. Rev., M.B.I.A.  Aaa            Zero        2/01/11         1,200             851,640
 King City, Oblig. Rev., M.B.I.A.  Aaa            Zero        2/01/12         1,300             876,278
 King City, Oblig. Rev., M.B.I.A.  Aaa            Zero        2/01/14         1,385             828,507
Washington St. Pub. Pwr. Sup.
 Sys. Rev., Nuclear Proj. No.1,
 Ser. B, E.T.M.                    Aa1            7.25%       7/01/09           920           1,139,549
                                                                                           ------------
                                                                                              4,346,055
----------------------------------------------------------------------------------------
West Virginia  1.5%
West Virginia St. Hosp. Fin.
 Auth. Hosp. Rev., Oak Hill
 Hosp., Ser. B                     A2             6.75        9/01/30         7,000(e)        8,605,240
West Virginia St. Pkwys. Econ.
 Dev. & Tourism Auth.,
 Rfdg. Reg. R.I.B.S., F.G.I.C.     Aaa            9.735       5/16/19         1,145(e)        1,239,234
 Rfdg. Reg. R.I.B.S., F.G.I.C.     Aaa            9.735       5/16/19         2,105           2,238,120
                                                                                           ------------
                                                                                             12,082,594
----------------------------------------------------------------------------------------
Wisconsin  3.6%
Badger Tobacco Asset Secur.
 Corp., Asset Bkd. Rev.            A1             6.125       6/01/27         2,500(f)        2,403,300
Oconto Falls Cmnty. Dev. Auth.
 Dev. Rev., A.M.T.                 NR             8.125       12/01/22        1,455           1,100,998
Oconto Falls Tissue, Inc. Proj.,
 A.M.T.                            NR             7.75        12/01/22        8,400           6,106,380
Wisconsin Pub. Pwr. Inc. Sys.
 Pwr. Sup. Sys. Rev., A.M.B.A.C.   Aaa            5.44        7/01/14        11,400          11,729,118
Wisconsin St. Hlth. & Edl. Facs.
 Auth. Rev.,
 Agnesian Hlthcare., Inc.          A3             6.00        7/01/30         3,000           3,085,380
 Mercy Hosp. of Janesville, Inc.   A2             6.60        8/15/22         4,040           4,120,073
                                                                                           ------------
                                                                                             28,545,249

    See Notes to Financial Statements                                     25

       Prudential Municipal Bond Fund      High Income Series
             Portfolio of Investments as of October 31, 2002 (Unaudited) Cont'd.

                                                                          Principal
                                   Moody's        Interest    Maturity    Amount           Value
Description (a)                    Rating         Rate        Date        (000)            (Note 1)
------------------------------------------------------------------------------------------------------------
Wyoming  0.2%
Wyoming Cmnty. Dev. Auth. Hsg.
 Rev., Ser. 4, A.M.T.              Aa2            5.85%       6/01/28      $  1,805        $  1,848,825
                                                                                           ------------
Total long-term investments
 (cost $772,808,453)                                                                        761,969,526
                                                                                           ------------
SHORT-TERM INVESTMENTS  3.2%
----------------------------------------------------------------------------------------
Indiana  0.1%
Greensburg Multi-Fam. Rev., Hsg.
 Partners Vlge. II, A.M.T.,
 F.R.W.D.                          A-1+(b)        2.05        11/07/02          500             500,000
----------------------------------------------------------------------------------------
Louisiana  2.9%
West Baton Rouge Parish Ind.
 Dist. Rev.,
 Dow Chemical Co. Proj.,
 Ser. A, F.R.D.D., A.M.T.          P-2            2.45        11/01/02        9,700           9,700,000
 Dow Chemical Co. Proj.,
 Ser. A, F.R.D.D., A.M.T.          P-2            2.45        11/01/02       13,900          13,900,000
                                                                                           ------------
                                                                                             23,600,000
----------------------------------------------------------------------------------------
Minnesota  0.2%
Minneapolis Multi-Fam. Rev., Hsg.
 Gateway Real Estate, A.M.T.,
 F.R.W.D.                          VMIG1          2.05        11/07/02        1,400           1,400,000
                                                                                           ------------
Total short-term investments
 (cost $25,500,000)                                                                          25,500,000
                                                                                           ------------
OUTSTANDING OPTION PURCHASED(i)
                                                              Expiration                   Value
Description (a)                                               Date        Contracts        (Note 1)
------------------------------------------------------------------------------------------------------------
United States Treasury Bonds
 Futures Nov. 02 @ 108
 (cost $89,543)                                               11/22/02          150              75,000
                                                                                           ------------
Total Investments  98.8%
 (cost $798,397,996; Note 5)                                                                787,544,526
Other assets in excess of
 liabilities  1.2%                                                                            9,433,428
                                                                                           ------------
Net Assets  100.0%                                                                         $796,977,954
                                                                                           ------------
                                                                                           ------------

    26                                     See Notes to Financial Statements

       Prudential Municipal Bond Fund      High Income Series
             Portfolio of Investments as of October 31, 2002 (Unaudited) Cont'd.

(a) The following abbreviations are used in portfolio descriptions:
    A.M.B.A.C.--American Municipal Bond Assurance Corporation.
    A.M.T.--Alternative Minimum Tax.
    C.A.B.S.--Capital Appreciation Bonds.
    C.O.P.--Certificates of Participation.
    E.T.M.--Escrowed to Maturity.
    F.G.I.C.--Financial Guaranty Insurance Company.
    F.R.D.D.--Floating Rate Daily Demand Note(d).
    F.R.W.D.--Floating Rate Weekly Demand Note(d).
    G.N.M.A.--Government National Mortgage Association.
    G.O.--General Obligation.
    M.B.I.A.--Municipal Bond Insurance Corporation.
    P.S.F.G.--Public School Fund Guaranty.
    R.I.B.S.--Residential Interest Bonds.
    R.I.T.E.S.--Residual Interest Tax Exempt Securities Receipts. S.A.V.R.S.--Select Auction Variable Rate Securities.
(b) Standard & Poor's rating.
(c) Issuer in default of interest payment. Non-income producing security.
(d) The maturity date shown is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted.
(e) Prerefunded issues are secured by escrowed cash or direct U.S. government guaranteed obligations.
(f) All or partial principal amount segregated as initial margin on financial futures contracts.
(g) Inverse floating rate bond. The coupon is inversely indexed to a floating rate. The rate shown is the rate at year end.
(h) Represents a when-issued security.
(i) Non-income producing security.
NR--Not Rated by Moody's or Standard & Poor's.
The Fund's current prospectus contains a description of Moody's and Standard & Poor's ratings.
    See Notes to Financial Statements                                     27

       Prudential Municipal Bond Fund      High Income Series
             Statement of Assets and Liabilities (Unaudited)

                                                                  October 31, 2002
----------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $798,397,996)                           $787,544,526
Cash                                                                      22,646
Interest receivable                                                   14,667,661
Receivable for investments sold                                       12,812,337
Receivable for Series shares sold                                        615,779
Prepaid expenses and other assets                                         20,622
                                                                  ----------------
      Total assets                                                   815,683,571
                                                                  ----------------
LIABILITIES
Payable for investments purchased                                     15,198,970
Payable for Series shares reacquired                                   1,469,079
Dividends payable                                                      1,284,127
Management fee payable                                                   341,183
Distribution fee payable                                                 236,165
Accrued expenses                                                          80,708
Due to broker--variation margin                                           78,810
Deferred trustees' fees                                                   16,575
                                                                  ----------------
      Total liabilities                                               18,705,617
                                                                  ----------------
NET ASSETS                                                          $796,977,954
                                                                  ----------------
                                                                  ----------------
Net assets were comprised of:
   Shares of beneficial interest, at par                            $    795,484
   Paid-in capital in excess of par                                  870,042,540
                                                                  ----------------
                                                                     870,838,024
   Undistributed net investment income                                 1,574,276
   Accumulated net realized loss on investments                      (63,947,145)
   Net unrealized depreciation on investments                        (11,487,201)
                                                                  ----------------
Net assets, October 31, 2002                                        $796,977,954
                                                                  ----------------
                                                                  ----------------

    28                                     See Notes to Financial Statements

       Prudential Municipal Bond Fund      High Income Series
             Statement of Assets and Liabilities (Unaudited)Cont'd.

                                                                  October 31, 2002
----------------------------------------------------------------------------------------
Class A:
   Net asset value and redemption price per share ($497,946,769
      / 49,703,765 shares of beneficial interest issued and
      outstanding)                                                        $10.02
   Maximum sales charge (3% of offering price)                               .31
                                                                  ----------------
   Maximum offering price to public                                       $10.33
                                                                  ----------------
                                                                  ----------------
Class B:
   Net asset value, offering price and redemption price per
      share ($262,405,723 / 26,188,387 shares of beneficial
      interest issued and outstanding)                                    $10.02
                                                                  ----------------
                                                                  ----------------
Class C:
   Net asset value and redemption price per share ($26,464,974
      / 2,641,132 shares of beneficial interest issued and
      outstanding)                                                        $10.02
   Sales charge (1% of offering price)                                       .10
                                                                  ----------------
   Offering price to public                                               $10.12
                                                                  ----------------
                                                                  ----------------
Class Z:
   Net asset value, offering price and redemption price per
      share ($10,160,488 / 1,015,112 shares of beneficial
      interest issued and outstanding)                                    $10.01
                                                                  ----------------
                                                                  ----------------

    See Notes to Financial Statements                                     29

       Prudential Municipal Bond Fund      High Income Series
             Statement of Operations (Unaudited)

                                                                     Six Months
                                                                       Ended
                                                                  October 31, 2002
----------------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income
   Interest                                                         $ 26,311,730
                                                                  ----------------
Expenses
   Management fee                                                      2,049,683
   Distribution fee--Class A                                             631,436
   Distribution fee--Class B                                             697,397
   Distribution fee--Class C                                             101,910
   Transfer agent's fees and expenses                                    181,000
   Custodian's fees and expenses                                          66,000
   Reports to shareholders                                                51,000
   Registration fees                                                      35,000
   Legal fees and expenses                                                20,000
   Audit fee                                                              13,000
   Trustees' fees                                                         11,000
   Miscellaneous                                                          10,285
                                                                  ----------------
      Total expenses                                                   3,867,711
   Less: Custodian fee credit                                               (318)
                                                                  ----------------
       Net expenses                                                    3,867,393
                                                                  ----------------
Net investment income                                                 22,444,337
                                                                  ----------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on:
   Investment transactions                                            (2,193,575)
   Financial futures transactions                                     (1,086,185)
   Interest rate swap                                                   (324,250)
                                                                  ----------------
                                                                      (3,604,010)
                                                                  ----------------
Net change in unrealized appreciation (depreciation) on:
   Investments                                                           282,913
   Financial futures contracts                                            83,664
                                                                  ----------------
                                                                         366,577
                                                                  ----------------
Net loss on investments                                               (3,237,433)
                                                                  ----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $ 19,206,904
                                                                  ----------------
                                                                  ----------------

    30                                     See Notes to Financial Statements

       Prudential Municipal Bond Fund      High Income Series
             Statement of Changes in Net Assets (Unaudited)

                                                    Six Months             Year
                                                      Ended               Ended
                                                 October 31, 2002     April 30, 2002
-------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
   Net investment income                          $   22,444,337      $   49,563,126
   Net realized loss on investment
      transactions                                    (3,604,010)         (6,436,520)
   Net change in unrealized appreciation of
      investments                                        366,577           2,352,022
                                                 ----------------    ----------------
   Net increase in net assets resulting from
      operations                                      19,206,904          45,478,628
                                                 ----------------    ----------------
Dividends from net investment income
      Class A                                        (13,914,970)        (30,334,339)
      Class B                                         (7,335,008)        (17,211,736)
      Class C                                           (680,300)         (1,491,292)
      Class Z                                           (247,712)           (390,117)
                                                 ----------------    ----------------
                                                     (22,177,990)        (49,427,484)
                                                 ----------------    ----------------
Series share transactions (net of share
   conversions):
   Net proceeds from shares sold                      41,445,812          60,350,611
   Net asset value of shares issued in
      reinvestment of dividends                        9,909,311          22,227,581
   Cost of shares reacquired                         (72,107,149)       (138,012,314)
                                                 ----------------    ----------------
   Net decrease in net assets from Series
      share transactions                             (20,752,026)        (55,434,122)
                                                 ----------------    ----------------
Total decrease                                       (23,723,112)        (59,382,978)
NET ASSETS
Beginning of period                                  820,701,066         880,084,044
                                                 ----------------    ----------------
End of period(a)                                  $  796,977,954      $  820,701,066
                                                 ----------------    ----------------
                                                 ----------------    ----------------
---------------
(a) Includes undistributed net investment
income of                                         $    1,574,276      $    1,307,929
                                                 ----------------    ----------------
                                                 ----------------    ----------------

    See Notes to Financial Statements                                     31

       Prudential Municipal Bond Fund      Insured Series
             Portfolio of Investments as of October 31, 2002 (Unaudited)

                                                                          Principal
                                   Moody's        Interest    Maturity    Amount           Value
Description (a)                    Rating         Rate        Date        (000)            (Note 1)
------------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS  95.6%
----------------------------------------------------------------------------------------
Alabama  5.2%
Jefferson Cnty. Swr. Rev. Wste.,
 Cap. Impvt., Ser. A, F.G.I.C.     Aaa            5.75%       2/01/38      $  4,150(e)     $  4,773,870
 Cap. Impvt., Ser. B, F.G.I.C.     Aaa            5.00        2/01/41         5,000           4,924,150
 Cap. Impvt., Ser. D, F.G.I.C.     Aaa            5.00        2/01/42         5,000           4,923,500
Madison Sch. Wts., G.O., M.B.I.A.  Aaa            5.125       2/01/32         3,500           3,540,355
                                                                                           ------------
                                                                                             18,161,875
----------------------------------------------------------------------------------------
Alaska  1.5%
Anchorage Hosp. Rev., Sisters of
 Providence, A.M.B.A.C., T.C.R.S.  Aaa            7.125       10/01/05        5,000           5,071,700
----------------------------------------------------------------------------------------
Arizona  1.3%
Maricopa Cnty. Sch. Dist. No. 69,
 Ser. E, F.G.I.C.                  Aaa            6.80        7/01/12         3,700           4,594,142
----------------------------------------------------------------------------------------
California  6.5%
California Hsg. Fin. Agcy. Rev.,
 Home Mtge., Ser. B, M.B.I.A.,
 A.M.T.                            Aaa            Zero        2/01/30        10,860           2,385,616
Contra Costa Wtr. Dist., Wtr.
 Rev., Ser. E, A.M.B.A.C.          Aaa            6.25        10/01/12        1,455           1,715,954
Inland Empire Solid Wste.
 Landfill Impvt., Proj. B,
 F.S.A., A.M.T.                    Aaa            6.00        8/01/16         2,000(e)        2,292,440
Modesto H.S. Dist., Stanislaus
 Cnty., C.A.B.S., Ser. A, G.O.,
 F.G.I.C.                          Aaa            Zero        8/01/24         3,225           1,010,586
Newark Uni. Sch. Dist., C.A.B.S.,
 Ser. D, G.O., F.S.A.              Aaa            Zero        8/01/24         3,210           1,005,244
Roseville Joint Union H.S.,
 C.A.B.S., Ser. B, F.G.I.C.        Aaa            Zero        8/01/13         2,015           1,261,007
San Diego Cnty. Wtr. Rev.,
 C.O.P., F.G.I.C.                  Aaa            9.67(c)     4/26/06         5,800           6,951,880

    32                                     See Notes to Financial Statements

       Prudential Municipal Bond Fund      Insured Series
             Portfolio of Investments as of October 31, 2002 (Unaudited) Cont'd.

                                                                          Principal
                                   Moody's        Interest    Maturity    Amount           Value
Description (a)                    Rating         Rate        Date        (000)            (Note 1)
------------------------------------------------------------------------------------------------------------
South Orange Cnty. Pub. Fin.,
 Foothill Area Proj., Ser. C,
 F.G.I.C.                          Aaa            8.00%       8/15/08      $  2,000(g)     $  2,520,360
Victor Elementary Sch. Dist.,
 C.A.B.S., Ser. A, M.B.I.A.        Aaa            Zero        6/01/17         3,550           1,754,872
 C.A.B.S., Ser. A, M.B.I.A.        Aaa            Zero        6/01/18         3,700           1,716,467
                                                                                           ------------
                                                                                             22,614,426
----------------------------------------------------------------------------------------
Colorado  2.3%
Denver City & Cnty. Arpt. Rev.,
 Ser. C, M.B.I.A., A.M.T.          Aaa            5.60        11/15/11        5,000           5,404,250
E-470 Pub. Hwy. Auth. Rev.,
 C.A.B.S., Ser. B, M.B.I.A.        Aaa            Zero        9/01/28        12,700           2,627,249
Jefferson Cnty. Sngl. Fam. Mtge.
 Rev., Ser. A, M.B.I.A.            Aaa            8.875       10/01/13           20              20,422
                                                                                           ------------
                                                                                              8,051,921
----------------------------------------------------------------------------------------
District of Columbia  4.2%
Dist. of Columbia Hosp. Rev.,
 Medlantic Hlthcare. Grp. A,
 M.B.I.A., E.T.M.                  Aaa            5.875       8/15/19         3,500(g)        3,967,565
 M.B.I.A., E.T.M.                  Aaa            5.75        8/15/26         3,000(g)        3,310,320
Dist. of Columbia, G.O.,
 Ser. A, M.B.I.A.                  Aaa            6.50        6/01/10         3,095(f)        3,679,120
 Ser. A, M.B.I.A., E.T.M.          Aaa            6.50        6/01/10         2,905(g)        3,489,515
                                                                                           ------------
                                                                                             14,446,520
----------------------------------------------------------------------------------------
Florida  2.3%
Brevard Cnty. Hlth. Facs. Auth.,
 Holmes Reg. Med. Ctr. Proj.,
 M.B.I.A.                          Aaa            5.60        10/01/10        6,000(g)        6,594,060
Palm Beach Cnty. Sld. Wste. Auth.
 Rev., Ser. B, A.M.B.A.C.          Aaa            Zero        10/01/16        6,000           1,541,970
                                                                                           ------------
                                                                                              8,136,030
----------------------------------------------------------------------------------------
Georgia  1.9%
Atlanta Arpt. Facs. Rev., Ser. A,
 A.M.B.A.C.                        Aaa            6.50        1/01/10         2,000           2,357,860
Georgia Mun. Elec. Auth., Pwr.
 Rev., Ser. B, M.B.I.A.            Aaa            6.20        1/01/10         3,495           4,073,912
                                                                                           ------------
                                                                                              6,431,772

    See Notes to Financial Statements                                     33

       Prudential Municipal Bond Fund      Insured Series
             Portfolio of Investments as of October 31, 2002 (Unaudited) Cont'd.

                                                                          Principal
                                   Moody's        Interest    Maturity    Amount           Value
Description (a)                    Rating         Rate        Date        (000)            (Note 1)
------------------------------------------------------------------------------------------------------------
Hawaii  2.6%
Hawaii Dept. Budget & Fin.,
 Hawaiian Elec. Co. Projs., Ser.
 C, A.M.B.A.C., A.M.T.             Aaa            6.20%       11/01/29     $  8,000        $  9,035,520
----------------------------------------------------------------------------------------
Idaho  0.6%
Idaho Hsg. & Fin. Assoc., Sngl.
 Fam. Mtge., Ser. E, A.M.T.        Aaa            5.55        7/01/31         1,835           1,931,227
----------------------------------------------------------------------------------------
Illinois  8.5%
Bolingbrook, G.O., C.A.B.S.,
 Ser. B, M.B.I.A.                  Aaa            Zero        1/01/31         7,750           1,506,678
Chicago Gas Sup. Rev., People's
 Gas, A.M.B.A.C., T.C.R.S.         Aaa            6.10        6/01/25         7,400           8,131,046
Chicago Midway Arpt. Rev., Ser.
 B, M.B.I.A., A.M.T.               Aaa            5.75        1/01/22         5,000           5,274,300
Chicago O'Hare Int'l. Arpt. Pass.
 Facs. Chrg., Ser. A, A.M.B.A.C.   Aaa            5.625       1/01/15         2,000           2,148,940
Chicago, G.O., Ser. A, F.G.I.C.    Aaa            6.75        1/01/35         2,000(e)        2,456,560
Illinois St., G.O., F.S.A.         Aaa            5.25        4/01/22         2,500           2,574,775
Onterie Ctr. Hsg. Fin. Corp.,
 Mtge. Rev.,
 Ser. A, M.B.I.A.                  Aaa            7.00        7/01/12         1,575           1,609,051
 Ser. A, M.B.I.A.                  Aaa            7.05        7/01/27         5,400           5,579,550
                                                                                           ------------
                                                                                             29,280,900
----------------------------------------------------------------------------------------
Kansas  0.6%
Saline Cnty. Unif. Sch. Dist.,
 G.O., F.S.A.                      Aaa            5.50        9/01/17         2,000           2,177,780
----------------------------------------------------------------------------------------
Louisiana  1.2%
New Orleans Fin. Auth., Sngl.
 Fam. Mtge., Ser. B-2,
 G.N.M.A./F.N.M.A., A.M.T.         Aaa            6.00        12/01/21        1,125           1,172,295
New Orleans, G.O., C.A.B.S.,
 A.M.B.A.C.                        Aaa            Zero        9/01/09         4,000           3,092,760
                                                                                           ------------
                                                                                              4,265,055

    34                                     See Notes to Financial Statements

       Prudential Municipal Bond Fund      Insured Series
             Portfolio of Investments as of October 31, 2002 (Unaudited) Cont'd.

                                                                          Principal
                                   Moody's        Interest    Maturity    Amount           Value
Description (a)                    Rating         Rate        Date        (000)            (Note 1)
------------------------------------------------------------------------------------------------------------
Maryland  1.8%
Maryland St. Cmnty. Dev. Admin.,
 Ser. D, F.H.A., A.M.T.            Aa2            6.20%       9/01/20      $  5,000        $  5,323,750
Prince Georges Cnty. Hsg., Sngl.
 Fam. Mtge., Ser. A,
 G.N.M.A./F.N.M.A., A.M.T.         AAA(b)         6.15        8/01/19           765             808,750
                                                                                           ------------
                                                                                              6,132,500
----------------------------------------------------------------------------------------
Michigan  3.2%
Detroit Swge. Disp., Rev.,
 F.G.I.C.                          Aaa            9.494(c)    7/01/23         5,000(e)(g)     5,473,700
Detroit Swge. Disp., Rev.,
 F.G.I.C.                          Aaa            9.494(c)    7/01/23         1,500(g)        1,645,440
Saginaw Hosp. Fin. Auth., Hosp.
 Rev., Ser. C, M.B.I.A.            Aaa            6.50        7/01/11         4,000           4,070,240
                                                                                           ------------
                                                                                             11,189,380
----------------------------------------------------------------------------------------
Minnesota  3.8%
Bass Brook Poll. Ctrl. Rev.,
 M.B.I.A.                          Aaa            6.00        7/01/22         1,600           1,636,416
Becker Indpt. Sch. Dist. No.
 726.,
 Ser. A, F.S.A.                    Aaa            6.00        2/01/15         1,610           1,828,139
 Ser. A, F.S.A.                    Aaa            6.00        2/01/16         1,750           1,969,432
Minneapolis & St. Paul Metro.
 Arpts.,
 Ser. A, F.G.I.C.                  Aaa            5.75        1/01/32         4,285           4,586,493
 Ser. C, F.G.I.C.                  Aaa            5.50        1/01/19         3,000           3,202,950
                                                                                           ------------
                                                                                             13,223,430
----------------------------------------------------------------------------------------
Mississippi  0.3%
Mississippi Hsg. Fin. Corp.,
 Sngl. Fam. Mtge., C.A.B.S.,
 E.T.M.                            Aaa            Zero        9/15/16         1,990           1,036,193
----------------------------------------------------------------------------------------
Missouri  0.9%
St. Louis Arpt. Rev., Arpt. Dev.
 Proj., Ser. A, M.B.I.A.           Aaa            5.625       7/01/19         3,000           3,248,760

    See Notes to Financial Statements                                     35

       Prudential Municipal Bond Fund      Insured Series
             Portfolio of Investments as of October 31, 2002 (Unaudited) Cont'd.

                                                                          Principal
                                   Moody's        Interest    Maturity    Amount           Value
Description (a)                    Rating         Rate        Date        (000)            (Note 1)
------------------------------------------------------------------------------------------------------------
Montana  0.6%
Forsyth Poll. Ctrl. Rev., Puget
 Sound Pwr. & Lt. Co., Ser. A,
 A.M.B.A.C.                        Aaa            7.05%       8/01/21      $  2,000(f)     $  2,027,940
----------------------------------------------------------------------------------------
New Jersey  4.2%
Jersey City Swr. Auth.,
 Rev., A.M.B.A.C.                  Aaa            6.00        1/01/10         2,585           2,991,362
 Rev., A.M.B.A.C.                  Aaa            6.25        1/01/14         4,255           5,080,469
New Jersey Econ. Dev. Auth., Sr.
 Lien, Ser. A, M.B.I.A.            Aaa            5.875       7/01/11         5,900(e)        6,415,070
                                                                                           ------------
                                                                                             14,486,901
----------------------------------------------------------------------------------------
New York  15.5%
Islip Res. Rec. Facs., Ser. B,
 A.M.B.A.C., A.M.T.                Aaa            7.20        7/01/10         1,750           2,142,385
Metro. Trans. Auth., N.Y. Svc.
 Contract Rfdg., Ser. A, M.B.I.A.  Aaa            5.50        7/01/20         3,000           3,237,750
Metro. Trans. Auth., N.Y. Trans.
 Facs. Rev.,
 Ser. A, F.S.A.                    Aaa            5.75        7/01/11         5,000(e)        5,719,800
 Ser. C, F.S.A.                    Aaa            5.125       7/01/14         1,585(e)        1,768,691
New York City Mun. Wtr. Fin.
 Auth., Wtr. & Swr. Rev.,
 Ser. B                            Aa2            6.00        6/15/33         4,975(e)        5,868,012
 Ser. B                            Aa2            6.00        6/15/33         3,025           3,503,979
New York NY, Ser. G, M.B.I.A.      Aaa            5.75        2/01/14         3,000(g)        3,288,180
New York St. Dorm. Auth. Rev.,
 Sch. Dist. Fin. Proj., Ser. A,
 M.B.I.A.                          Aaa            5.75        10/01/17        3,000           3,376,470
New York St. Environ. Facs. Poll.
 Ctrl. Rev.,
 Ser. C                            Aaa            5.70        7/15/12         2,375           2,625,396
 Ser. C                            Aaa            5.75        7/15/13         1,060           1,170,770
 Ser. C                            Aaa            5.80        7/15/14         3,755           4,141,653

    36                                     See Notes to Financial Statements

       Prudential Municipal Bond Fund      Insured Series
             Portfolio of Investments as of October 31, 2002 (Unaudited) Cont'd.

                                                                          Principal
                                   Moody's        Interest    Maturity    Amount           Value
Description (a)                    Rating         Rate        Date        (000)            (Note 1)
------------------------------------------------------------------------------------------------------------
New York St. Local Gov't. Assist.
 Corp. Ser. E, M.B.I.A.            Aaa            5.00%       4/01/21      $  5,000        $  5,195,850
Port Auth. of New York & New
 Jersey, Ser. 99, F.G.I.C.,
 A.M.T.                            Aaa            5.90        11/01/11        7,665           8,325,186
Suffolk Cnty. Judicial Facs.,
 John P. Cohalan Complex,
 A.M.B.A.C.                        Aaa            5.75        10/15/12        3,000           3,421,080
                                                                                           ------------
                                                                                             53,785,202
----------------------------------------------------------------------------------------
Ohio  0.9%
Bowling Green St. Univ., F.G.I.C.  Aaa            5.75        6/01/16         2,815           3,147,395
----------------------------------------------------------------------------------------
Oklahoma  2.1%
Norman Reg. Hosp. Auth., Rev.,
 Ser. A, M.B.I.A.                  Aaa            5.50        9/01/11         4,110           4,412,701
Oklahoma City Arpt. Trust, Jr.
 Lien, Ser. 24, A.M.B.A.C.,
 A.M.T.                            Aaa            5.75        2/01/18         2,620           2,782,650
                                                                                           ------------
                                                                                              7,195,351
----------------------------------------------------------------------------------------
Pennsylvania  0.9%
Philadelphia Mun. Auth. Rev.,
 Justice Lease, Ser. A, M.B.I.A.   Aaa            6.90        11/15/03        3,000           3,042,450
----------------------------------------------------------------------------------------
Puerto Rico  2.4%
Puerto Rico Tel. Auth. Rev.,
 M.B.I.A., R.I.B.S.                Aaa            9.348(c)    1/16/15         3,800(e)        3,960,816
 Ser. M, M.B.I.A., R.I.B.S.        Aaa            8.796(c)    1/25/07         4,100(e)        4,270,806
                                                                                           ------------
                                                                                              8,231,622
----------------------------------------------------------------------------------------
South Carolina  1.8%
Lexington Wtr. & Swr., Rev.,
 Ser. A, M.B.I.A.                  Aaa            5.75        4/01/20         4,180           4,555,573
Univ. of South Carolina, Rev.,
 Ser. A, F.G.I.C.                  Aaa            5.75        6/01/30         1,615           1,762,918
                                                                                           ------------
                                                                                              6,318,491

    See Notes to Financial Statements                                     37

       Prudential Municipal Bond Fund      Insured Series
             Portfolio of Investments as of October 31, 2002 (Unaudited) Cont'd.

                                                                          Principal
                                   Moody's        Interest    Maturity    Amount           Value
Description (a)                    Rating         Rate        Date        (000)            (Note 1)
------------------------------------------------------------------------------------------------------------
Texas  9.2%
Austin Util. Sys. Rev., C.A.B.S.,
 Ser. A, E.T.M.                    Aaa            Zero        5/15/03      $    725        $    717,996
 Ser. A, M.B.I.A.                  Aaa            Zero        5/15/03         3,275           3,241,890
Corpus Christi Util. Sys. Rev.,
 Ser. A, F.S.A.                    Aaa            6.00%       7/15/19         3,255           3,641,596
 Ser. A, F.S.A.                    Aaa            6.00        7/15/20         3,450           3,850,131
Houston Arpt. Sys. Rev. E.T.M.     Aaa            7.20        7/01/13         3,425           4,138,256
Keller Indpt. Sch. Dist.,
 C.A.B.S., Ser. A, P.S.F.G.        Aaa            Zero        8/15/15         4,945           2,716,239
Mission Cons. Indpt. Sch. Dist.,
 G.O., P.S.F.G.                    Aaa            5.75        2/15/19         1,360           1,470,691
Texas St. Tpke. Auth. Rev.,
 C.A.B.S., First Tier, Ser. A,
 A.M.B.A.C.                        Aaa            Zero        8/15/20        20,000           7,997,000
 C.A.B.S., First Tier, Ser. A,
 A.M.B.A.C.                        Aaa            Zero        8/15/21         7,990           2,979,311
Van Alstyne Indpt. Sch. Dist.
 Rfdg., G.O., P.S.F.G.             Aaa            5.95        8/15/29         1,105           1,211,401
                                                                                           ------------
                                                                                             31,964,511
----------------------------------------------------------------------------------------
Vermont  1.2%
Vermont Hsg. Fin. Agcy., Sngl.
 Fam. Mtge., Ser. 13A, F.S.A.,
 A.M.T.                            Aaa            5.45        5/01/26         3,830           4,023,415
----------------------------------------------------------------------------------------
Virginia  0.9%
Virginia Beach Hosp. Facs. Rev.,
 Gen. Hosp. Proj.,
 A.M.B.A.C.                        Aaa            6.00        2/15/10         1,220           1,393,484
 A.M.B.A.C.                        Aaa            6.00        2/15/13         1,455           1,705,085
                                                                                           ------------
                                                                                              3,098,569
----------------------------------------------------------------------------------------
Washington  6.0%
Clark Cnty. Sch. Dist. No. 114.,
 G.O., F.S.A.                      Aaa            5.25        12/01/18        3,800           4,022,756
Ocean Shores, G.O., F.G.I.C.       Aaa            5.50        12/01/20        1,570           1,668,439

    38                                     See Notes to Financial Statements

       Prudential Municipal Bond Fund      Insured Series
             Portfolio of Investments as of October 31, 2002 (Unaudited) Cont'd.

                                                                          Principal
                                   Moody's        Interest    Maturity    Amount           Value
Description (a)                    Rating         Rate        Date        (000)            (Note 1)
------------------------------------------------------------------------------------------------------------
Washington St. Pub. Pwr. Supply,
 C.A.B.S., Ref., Ser. B,
 F.G.I.C., T.C.R.S.                Aaa            Zero        7/01/08      $  4,500        $  3,668,085
 C.A.B.S., Ser. A, M.B.I.A.,
 E.T.M.                            Aaa            Zero        7/01/11         5,210           3,658,827
 Ser. A, M.B.I.A.                  Aaa            5.75%       7/01/10         7,000           7,799,260
                                                                                           ------------
                                                                                             20,817,367
----------------------------------------------------------------------------------------
West Virginia  1.2%
Clarksburg Wtr. Rev. F.G.I.C.      Aaa            5.25        9/01/19         2,750           2,912,003
West Virginia St. Wtr. Dev.
 Auth., Ser. B, A.M.B.A.C.,
 A.M.T.                            Aaa            5.875       7/01/20         1,015           1,089,795
                                                                                           ------------
                                                                                              4,001,798
                                                                                           ------------
Total long-term investments
 (cost $303,759,839)                                                                        331,170,143
                                                                                           ------------
SHORT-TERM INVESTMENTS  4.3%
----------------------------------------------------------------------------------------
Illinois  1.0%
Illinois Dev. Fin. Auth. Solid
 Wste., Rep. Svcs. Inc. Proj.,
 F.R.W.D., A.M.T.                  A-1(b)         1.95        11/07/02        3,500           3,500,000
----------------------------------------------------------------------------------------
Louisiana  0.9%
Ascension Parish Rev.,
 BASF Corp. Proj., F.R.D.D.,
 A.M.T.                            P-1            2.15        11/01/02        1,500           1,500,000
 Shell Chemical LP Proj.,
 F.R.D.D., A.M.T.                  VMIG1          2.05        11/01/02        1,700           1,700,000
                                                                                           ------------
                                                                                              3,200,000
----------------------------------------------------------------------------------------
Pennsylvania  0.7%
Beaver Cnty. Ind. Dev. Auth.,
 Environ. Impvt. Rec., BASF Corp.
 Proj., F.R.D.D., A.M.T.           P-1            2.15        11/01/02        2,000           2,000,000

    See Notes to Financial Statements                                     39

       Prudential Municipal Bond Fund      Insured Series
             Portfolio of Investments as of October 31, 2002 (Unaudited) Cont'd.

                                                                          Principal
                                   Moody's        Interest    Maturity    Amount           Value
Description (a)                    Rating         Rate        Date        (000)            (Note 1)
------------------------------------------------------------------------------------------------------------
Schuylkill Cnty. Ind. Dev. Auth.
 Res. Recov. Rev., Northeastern
 Pwr. Co., Ser. B, F.R.D.D.,
 A.M.T.                            A-1+(b)        2.00%       11/01/02     $    200        $    200,000
                                                                                           ------------
                                                                                              2,200,000
----------------------------------------------------------------------------------------
Texas  1.7%
Brazoria Cnty. Multi-Mode, Rev.,
 BASF Corp., F.R.D.D., A.M.T.      P-1            2.15        11/01/02        1,100           1,100,000
Brazos Riv. Hbr. Nav. Dist., BASF
 Corp. Proj., F.R.D.D., Rev.,
 A.M.T.                            P-1            2.15        11/01/02        2,000           2,000,000
Calhoun Cnty. Nav. Ind. Dev.
 Auth. Port. Rev. British
 Petroleum Co., F.R.D.D., A.M.T.   VMIG1          2.15        11/01/02        2,300           2,300,000
Gulf Coast Wste. Disp. Auth.
 Enivron. Facs. Rev. Amoco Oil
 Co. Proj., F.R.D.D., A.M.T.       VMIG1          2.05        11/01/02          600             600,000
                                                                                           ------------
                                                                                              6,000,000
                                                                                           ------------
Total short-term investments
 (cost $14,900,000)                                                                          14,900,000
                                                                                           ------------
Total Investments  99.9%
 (cost $318,659,839; Note 5)                                                                346,070,143
Other assets in excess of
 liabilities  0.1%                                                                              250,353
                                                                                           ------------
Net Assets  100.0%                                                                         $346,320,496
                                                                                           ------------
                                                                                           ------------

    40                                     See Notes to Financial Statements

       Prudential Municipal Bond Fund      Insured Series
             Portfolio of Investments as of October 31, 2002 (Unaudited) Cont'd.

(a) The following abbreviations are used in portfolio descriptions:
    A.M.B.A.C.--American Municipal Bond Assurance Corporation.
    A.M.T.--Alternative Minimum Tax.
    C.A.B.S.--Capital Appreciation Bonds.
    C.O.P.--Certificates of Participation.
    E.T.M.--Escrowed to Maturity.
    F.G.I.C.--Financial Guaranty Insurance Company.
    F.H.A.--Federal Housing Administration.
    F.N.M.A.--Federal National Mortgage Association.
    F.R.D.D.--Floating Rate Daily Demand Note(d).
    F.R.W.D.--Floating Rate Weekly Demand Note(d).
    F.S.A.--Financial Security Assurance.
    G.N.M.A.--Government National Mortgage Association.
    G.O.--General Obligation.
    M.B.I.A.--Municipal Bond Insurance Corporation.
    P.S.F.G.--Public School Fund Guaranty.
    R.I.B.S.--Residual Interest Bearing Securities.
    T.C.R.S.--Transferrable Custodial Receipts.
(b) Standard & Poor's rating.
(c) Inverse floating rate bond. The coupon is inversely indexed to a floating rate. The rate shown is the rate at year end.
(d) The maturity date shown is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted.
(e) Prerefunded issues are secured by escrowed cash or direct U.S. government guaranteed obligations.
(f) Pledged as initial margin for financial futures contracts.
(g) Represents a when-issued security.
(h) Non-income producing security.
The Fund's current prospectus contains a description of Moody's and Standard & Poor's ratings.
    See Notes to Financial Statements                                     41

       Prudential Municipal Bond Fund      Insured Series
             Statement of Assets and Liabilities (Unaudited)

                                                                  October 31, 2002
----------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $318,659,839)                           $346,070,143
Cash                                                                      10,742
Receivable for investments sold                                        6,550,487
Interest receivable                                                    4,316,839
Receivable for Series shares sold                                        390,269
Prepaid expenses and other assets                                         10,474
                                                                  ----------------
      Total assets                                                  $357,348,954
                                                                  ----------------
LIABILITIES
Payable for investments purchased                                      9,934,679
Dividends payable                                                        444,079
Payable for Series shares reacquired                                     280,880
Management fee payable                                                   148,350
Distribution fee payable                                                  88,461
Accrued expenses                                                          64,428
Due to broker--variation margin                                           53,777
Deferred trustees' fees                                                   13,804
                                                                  ----------------
      Total liabilities                                               11,028,458
                                                                  ----------------
NET ASSETS                                                          $346,320,496
                                                                  ----------------
                                                                  ----------------
Net assets were comprised of:
   Shares of beneficial interest, at par                            $    305,009
   Paid-in capital in excess of par                                  317,974,070
                                                                  ----------------
                                                                     318,279,079
   Undistributed net investment income                                   432,850
   Accumulated net realized gain on investments                          502,768
   Net unrealized appreciation on investments                         27,105,799
                                                                  ----------------
Net assets, October 31, 2002                                        $346,320,496
                                                                  ----------------
                                                                  ----------------

    42                                     See Notes to Financial Statements

       Prudential Municipal Bond Fund      Insured Series
             Statement of Assets and Liabilities (Unaudited) Cont'd.

                                                                  October 31, 2002
----------------------------------------------------------------------------------------
Class A:
   Net asset value and redemption price per share ($273,330,999
      / 24,081,533 shares of beneficial interest issued and
      outstanding)                                                        $11.35
   Maximum sales charge (3% of offering price)                               .35
                                                                  ----------------
   Maximum offering price to public                                       $11.70
                                                                  ----------------
                                                                  ----------------
Class B:
   Net asset value, offering price and redemption price per
      share ($58,572,394 / 5,149,900 shares of beneficial
      interest issued and outstanding)                                    $11.37
                                                                  ----------------
                                                                  ----------------
Class C:
   Net asset value and redemption price per share ($7,578,453 /
      666,570 shares of beneficial interest issued and
      outstanding)                                                        $11.37
   Sales charge (1% of offering price)                                       .11
                                                                  ----------------
   Offering price to public                                               $11.48
                                                                  ----------------
                                                                  ----------------
Class Z:
   Net asset value, offering price and redemption price per
      share ($6,838,650 / 602,883 shares of beneficial interest
      issued and outstanding)                                             $11.34
                                                                  ----------------
                                                                  ----------------

    See Notes to Financial Statements                                     43

       Prudential Municipal Bond Fund      Insured Series
             Statement of Operations (Unaudited)

                                                                     Six Months
                                                                       Ended
                                                                  October 31, 2002
----------------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income
   Interest                                                         $  9,161,314
                                                                  ----------------
Expenses
   Management fee                                                        852,432
   Distribution fee--Class A                                             339,277
   Distribution fee--Class B                                             143,060
   Distribution fee--Class C                                              26,936
   Transfer agent's fees and expenses                                     87,000
   Custodian's fees and expenses                                          48,000
   Registration fees                                                      35,000
   Reports to shareholders                                                23,000
   Audit fee                                                               8,000
   Trustees' fees                                                          6,000
   Legal fees and expenses                                                 4,000
   Miscellaneous                                                           4,213
                                                                  ----------------
      Total expenses                                                   1,576,918
   Less: Custodian fee credit                                               (276)
                                                                  ----------------
       Net expenses                                                    1,576,642
                                                                  ----------------
Net investment income                                                  7,584,672
                                                                  ----------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
   Investment transactions                                             2,750,758
   Interest rate swap                                                   (110,366)
   Financial futures transactions                                       (643,628)
                                                                  ----------------
                                                                       1,996,764
                                                                  ----------------
Net change in unrealized appreciation (depreciation) on:
   Investments                                                         5,895,616
   Financial futures contracts                                          (149,586)
                                                                  ----------------
                                                                       5,746,030
                                                                  ----------------
Net gain on investments                                                7,742,794
                                                                  ----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $ 15,327,466
                                                                  ----------------
                                                                  ----------------

    44                                     See Notes to Financial Statements

       Prudential Municipal Bond Fund      Insured Series
             Statement of Changes in Net Assets (Unaudited)

                                                    Six Months             Year
                                                      Ended               Ended
                                                 October 31, 2002     April 30, 2002
-------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
   Net investment income                          $    7,584,672      $   15,256,792
   Net realized gain on investment
      transactions                                     2,003,007           1,130,134
   Net change in unrealized appreciation of
      investments                                      5,739,787           3,829,494
                                                 ----------------    ----------------
   Net increase in net assets resulting from
      operations                                      15,327,466          20,216,420
                                                 ----------------    ----------------
Dividends
   Dividends from net investment income
      Class A                                         (5,959,860)        (12,440,770)
      Class B                                         (1,185,225)         (2,370,950)
      Class C                                           (139,795)           (220,711)
      Class Z                                           (119,666)           (153,937)
                                                 ----------------    ----------------
                                                      (7,404,546)        (15,186,368)
                                                 ----------------    ----------------
Series share transactions (net of share
   conversions)
   Net proceeds from shares sold                      33,185,906          35,479,859
   Net asset value of shares issued in
      reinvestment of dividends                        4,224,857           8,576,821
   Cost of shares reacquired                         (26,078,905)        (49,464,065)
                                                 ----------------    ----------------
   Net increase (decrease) in net assets from
      Series share transactions                       11,331,858          (5,407,385)
                                                 ----------------    ----------------
Total increase (decrease)                             19,254,778            (377,333)
NET ASSETS
Beginning of period                                  327,065,718         327,443,051
                                                 ----------------    ----------------
End of period(a)                                  $  346,320,496      $  327,065,718
                                                 ----------------    ----------------
                                                 ----------------    ----------------
---------------
(a) Includes undistributed net investment
income of                                         $      432,850      $      252,724
                                                 ----------------    ----------------
                                                 ----------------    ----------------

    See Notes to Financial Statements                                     45

       Prudential Municipal Bond Fund
             Notes to Financial Statements (Unaudited)

      Prudential Municipal Bond Fund (the 'Fund') is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund was organized as an unincorporated business trust in Massachusetts on November 3, 1986 and consists of two series: the High Income Series and the Insured Series. Investment operations for Class A, Class B, Class C and Class Z shares of each series commenced on January 22, 1990, September 17, 1987, August 1, 1994 and September 16, 1996, respectively.

      The investment objectives of the series are as follows: (i) the objective of the High Income Series is to provide the maximum amount of income that is eligible for exclusion from federal income taxes, (ii) the objective of the Insured Series is to provide the maximum amount of income that is eligible for exclusion from federal income taxes consistent with the preservation of capital. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific state, region or industry.

Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

      Securities Valuation:    The Fund values municipal securities (including
commitments to purchase such securities on a 'when-issued' basis) on the basis of prices provided by a pricing service which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining values. If market quotations are not readily available from such pricing service, a security is valued at its fair value as determined under procedures established by the Trustees.

      Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost, which approximates market value.

      Financial Futures Contracts:    A financial futures contract is an
agreement to purchase (long) or sell (short) an agreed amount of debt securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the 'initial margin'. Subsequent payments, known as 'variation margin', are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss)
    46

       Prudential Municipal Bond Fund
             Notes to Financial Statements (Unaudited) Cont'd.

is realized and is presented in the statement of operations as net realized gain
(loss) on financial futures contracts.

      The Fund invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

      Options:    The Fund may either purchase or write options in order to
hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates with respect to securities which the Fund currently owns or intends to purchase. The Fund's principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option.

      If an option expires unexercised, the Fund realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain (loss). The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on written options.

      The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as purchaser of an option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

      Interest Rate Swaps:    The Fund may enter into swap agreements. An
interest rate swap agreement is an agreement between two parties to exchange a series of cash flows at specified intervals. Based on a notional amount, each party pays an interest rate. Interest on the securities in the swap are included in the value of the exchange. The swaps are valued daily at current market value and any unrealized gain (loss) is included in the net unrealized appreciation or depreciation on investments.
                                                                          47

       Prudential Municipal Bond Fund
             Notes to Financial Statements (Unaudited) Cont'd.

Gain (loss) is realized on the termination date of the swap and is equal to the difference between the Fund's basis in the swap and the proceeds of the closing transaction, including fees. During the period that the swap agreement is open, the fund may be subject to risk from the potential inability of the counterparty to meet the terms of the agreement.

      Inverse Floaters:    The Series invests in variable rate securities
commonly called 'inverse floaters'. The interest rates on these securities have an inverse relationship to the interest rate of other securities or the value of an index. Changes in interest rates on the other security or index inversely affect the rate paid on the inverse floater, and the inverse floater's price will be more volatile than that of a fixed-rate bond. Additionally, some of these securities contain a 'leverage factor' whereby the interest rate moves inversely by a 'factor' to the benchmark rate. Certain interest rate movements and other market factors can substantially affect the liquidity of inverse floating rate notes.

      Securities Transactions and Net Investment Income:    Securities
transactions are recorded on the trade date. Realized gains (losses) on sales of investments are calculated on the identified cost basis. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes market and original issue discount on portfolio securities as adjustments to interest income. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

      As required, effective May 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. Prior to May 1, 2001, the Fund did not accrete market discount on debt securities. Upon initial adoption, the Fund was required to adjust the cost of its fixed-income securities by the cumulative amounts that would have been recognized had the accretion been in effect from the purchase date of each holding. Adopting this accounting principle does not affect the Fund's net asset value, but changes the classification of certain amounts between interest income and realized and unrealized gain (loss) in the Statement of Operations. The cumulative adjustment upon adoption through April 30, 2002 resulted in an increase to undistributed net investment income and a decrease to unrealized appreciation on investments of $385,362 and $253,575 for the High Income Series and Insured Series, respectively.

      Net investment income (loss) (other than distribution fees) and realized and unrealized gains (losses) are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

      Dividends and Distributions:    The Fund declares daily and expects to pay
dividends of net investment income monthly and distribution of net realized capital
    48

       Prudential Municipal Bond Fund
             Notes to Financial Statements (Unaudited) Cont'd.

gains, if any, annually. Dividends and distributions are recorded on the ex-dividend date.

      Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

      Federal Income Taxes:    It is the Fund's policy to continue to meet the
requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

      Custody Fee Credits:    The Fund has an arrangement with its custodian
bank, whereby uninvested monies earn credits which reduce the fees charged by the custodian.

Note 2. Agreements
The Fund has a management agreement with Prudential Investments LLC ('PI'). Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management ('PIM'). The Subadvisory Agreement provides that PIM will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI continues to have responsibility for all investment advisory services pursuant to the management agreement and supervises PIM's performance of such services. PI pays for the services of PIM, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

      The management fee paid PI is computed daily and payable monthly at an annual rate of .50 of 1% of the average daily net assets of each series up to $1 billion and .45 of 1% of the average daily net assets of each series in excess of $1 billion.

      The Fund has a distribution agreement with Prudential Investment Management Services LLC ('PIMS') which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund's Class A, Class B and Class C shares, pursuant to plans of distribution (the 'Class A, B and C Plans'), regardless of expenses actually incurred by it. The distribution fees are accrued daily and payable monthly. No distribution or service fees were paid to PIMS as distributor of the Class Z shares of the Fund.

      Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, .50 of 1% and 1%, of the average daily net assets of the Class A, B and C shares, respectively. For the six
                                                                          49

       Prudential Municipal Bond Fund
             Notes to Financial Statements (Unaudited) Cont'd.

months ended October 31, 2002, such expenses for the Fund were .25 of 1%, .50 of 1% and .75 of 1% of the average daily net assets of the Class A, B and C shares, respectively.

      PIMS has advised the High Income Series and Insured Series that it received approximately $112,900 ($86,400--Class A; $26,500--Class C) and $67,100 ($51,900--Class A; $15,200--Class C), respectively, in front-end sales charges during the six months ended October 31, 2002. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

      PIMS has advised the High Income Series and Insured Series that for the six months ended October 31, 2002, it received approximately $182,600 ($178,500--Class B; $4,100--Class C) and $43,400 ($38,900--Class B;
$4,500--Class C), respectively, in contingent deferred sales charges imposed upon certain redemptions by Class B and C shareholders.

      PI, PIMS and PIM are indirect wholly owned subsidiaries of Prudential Financial, Inc. ('Prudential').

      The Fund, along with other affiliated registered investment companies (the 'Funds'), is a party to a syndicated credit agreement ('SCA') with a group of banks. For the six months ended October 31, 2002, the amounts of the commitment were as follows: $500 million from May 1, 2002 through May 3, 2002. On May 4, 2002, the Funds renewed and amended the SCA, which effectively increased the banks' commitment to $800 million and allows the Funds to increase the commitment to $1 billion if necessary. Interest on any borrowings under the SCA will be incurred at market rates. The Funds pay a commitment fee of .08 of 1% of the unused portion of the SCA. The commitment fee is accrued and paid quarterly on a pro rata basis by the Funds. The purpose of the SCA is to serve as an alternative source of funding for capital share redemptions. The expiration date of the SCA is May 2, 2003. The Fund did not borrow any amounts pursuant to the SCA during the six months ended October 31, 2002.

Note 3. Other Transactions With Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), an affiliate of PI and an indirect, wholly owned subsidiary of Prudential, serves as the Fund's transfer agent. During the six months ended October 31, 2002, the Fund incurred fees of approximately $128,100 and $63,800 for the High Income Series and Insured Series, respectively, for the services of PMFS. As of October 31, 2002, approximately $21,100 and $10,800 for the High Income Series and Insured Series, respectively, of such fees were due to
    50

       Prudential Municipal Bond Fund
             Notes to Financial Statements (Unaudited) Cont'd.

PMFS. Transfer agent fees and expenses in the Statement of Operations also include certain out of pocket expenses paid to nonaffiliates.

      The Fund pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. The Fund incurred fees of approximately $28,200 ($22,700--High Income Series; $5,500--Insured Series) in total networking fees, of which the amount paid to Prudential Securities, Inc., an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential was approximately $26,300 ($21,200--High Income Series; $5,100--Insured Series) for the six months ended October 31, 2002. As of October 31, 2002, approximately $4,360 ($3,500--High Income Series; $860--Insured Series) of such fees were due to PSI. These amounts are included in transfer agent's fees in the Statement of Operations.

Note 4. Portfolio Securities
Purchases and sales of portfolio securities, excluding short-term investments, for the six months ended October 31, 2002, were as follows:

                     Series           Purchases         Sales
                     -------------   ------------    ------------
                     High Income     $267,415,407    $304,911,902
                     Insured           91,946,380      83,608,414

      During the six months ended October 31, 2002, the High Income Series entered into financial futures contracts. Details of open contracts at October 31, 2002 are as follows:

                                                                      Value at           Value at          Unrealized
                  Number of                         Expiration      October 31,           Trade          Appreciation/
    Series        Contracts          Type              Date             2002               Date          (Depreciation)
--------------    ---------     ---------------     ----------     --------------     --------------     --------------
High Income                     Long Positions:
                                Municipal Bond
                     253        Index                 Dec-02        $  27,078,906      $ 27,325,361        $ (246,455)
                                US Treasury
                                5yr. Note
                     50         Futures               Dec-02            5,686,719         5,602,504            84,215
                                Short
                                Positions:
                                US Treasury
                     200        Bond Futures          Dec-02           22,131,250        21,699,298          (431,952)
                                US Treasury
                                10yr. Notes
                     50         Futures               Dec-02            5,735,938         5,708,599           (27,339)
                                                                                                         --------------
                                                                                                           $ (621,531)
                                                                                                         --------------
                                                                                                         --------------

                                                                          51

       Prudential Municipal Bond Fund
             Notes to Financial Statements (Unaudited) Cont'd.

                                                                      Value at           Value at
                  Number of                         Expiration      October 31,           Trade            Unrealized
    Series        Contracts          Type              Date             2002               Date           Depreciation
--------------    ---------     ---------------     ----------     --------------     --------------     --------------
Insured                         Long Positions:
                                Municipal Bond
                     150        Index                 Dec-02        $  16,054,687      $ 16,168,029        $ (113,342)
                                Short
                                Positions:
                                U.S. Treasury
                     150        Bond Futures          Dec-02           16,598,438        16,426,173          (172,265)
                                U.S. Treasury
                                10 yr. Notes
                     25         Futures               Dec-02            2,867,969         2,855,780           (12,189)
                                                                                                         --------------
                                                                                                           $ (297,796)
                                                                                                         --------------
                                                                                                         --------------

Note 5. Tax Information
The High Income Series has a net capital loss carryforward as of April 30, 2002 of approximately $58,173,000, of which $5,361,000 expires in 2003, $6,383,000 expires in 2004, $3,225,000 expires in 2005, $554,000 expires in 2006,
$3,137,000 expires in 2007, $5,906,000 expires in 2008, $20,095,000 expires in
2009 and $13,512,000 expires in 2010. The Insured Series has a net capital loss carryforward as of April 30, 2002 of approximately $1,938,000, of which $1,851,000 expires in 2008 and $87,000 expires in 2009. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such carryforwards. The tax basis differs from the amount on the Statement of Assets and Liabilities primarily due to the High Income Series electing to treat post-October capital losses of approximately $2,496,000 incurred in the year ended April 30, 2002 as having been incurred in the current fiscal year and differences in the treatment of discount and premium amortization for book and tax purposes.

      The United States federal income tax basis of the Series' investments and the net unrealized appreciation as of October 31, 2002 were as follows:

                                                                 Total Net
                                                                Unrealized
                                                               Appreciation/
             Tax Basis       Appreciation     Depreciation     (Depreciation)
            ------------     ------------     ------------     -------------
High Income $798,127,770     $ 46,166,117     $ 56,749,363     $ (10,583,244)
Insured      318,251,532       28,060,347          241,736        27,818,611

       Prudential Municipal Bond Fund
             Notes to Financial Statements (Unaudited) Cont'd.

      The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales and differences in the treatment of discount amortization for book and tax purposes.

Note 6. Capital
The High Income Series and Insured Series offer Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 3%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

      The Fund has authorized an unlimited number of shares of beneficial interest of each class at $.01 par value per share. Transactions in shares of beneficial interest were as follows:
                                                                          53

       Prudential Municipal Bond Fund
             Notes to Financial Statements (Unaudited) Cont'd.

                                          High Income Series                Insured Series
                                                Class A                         Class A
                                      ---------------------------     ---------------------------
Six Months Ended October 31, 2002       Shares          Amount          Shares          Amount
----------------------------------    ----------     ------------     ----------     ------------
Shares sold                            2,069,299     $ 20,922,428      1,417,048     $ 16,007,250
Shares issued in reinvestment of
   dividends and distributions           640,395        6,465,155        297,598        3,352,096
Shares reacquired                     (4,572,110)     (46,230,304)    (1,616,976)     (18,248,522)
                                      ----------     ------------     ----------     ------------
Net increase (decrease) in shares
   outstanding before conversion      (1,862,416)     (18,842,721)        97,670        1,110,824
Shares issued upon conversion from
   Class B                             1,701,286       17,271,504        417,181        4,721,751
                                      ----------     ------------     ----------     ------------
Net increase (decrease) in shares
   outstanding                          (161,130)    $ (1,571,217)       514,851     $  5,832,575
                                      ----------     ------------     ----------     ------------
                                      ----------     ------------     ----------     ------------
                                          High Income Series                Insured Series
                                                Class A                         Class A
                                      ---------------------------     ---------------------------
    Year Ended April 30, 2002           Shares          Amount          Shares          Amount
----------------------------------    ----------     ------------     ----------     ------------
Shares sold                            2,043,107     $ 20,711,066      1,249,471     $ 13,998,538
Shares issued in reinvestment of
   dividends and distributions         1,398,401       14,208,487        622,247        6,916,282
Shares reacquired                     (8,524,854)     (86,613,508)    (3,652,804)     (40,561,751)
                                      ----------     ------------     ----------     ------------
Net increase (decrease) in shares
   outstanding before conversion      (5,083,346)     (51,693,955)    (1,781,086)     (19,646,931)
Shares issued upon conversion from
   Class B                             3,255,919       33,049,248        996,517       11,033,934
                                      ----------     ------------     ----------     ------------
Net increase (decrease) in shares
   outstanding                        (1,827,427)    $(18,644,707)      (784,569)    $ (8,612,997)
                                      ----------     ------------     ----------     ------------
                                      ----------     ------------     ----------     ------------
                                          High Income Series                Insured Series
                                                Class B                         Class B
                                      ---------------------------     ---------------------------
Six Months Ended October 31, 2002       Shares          Amount          Shares          Amount
----------------------------------    ----------     ------------     ----------     ------------
Shares sold                            1,045,132     $ 10,569,392        843,045     $  9,533,552
Shares issued in reinvestment of
   dividends and distributions           290,377        2,932,524         62,411          703,554
Shares reacquired                     (1,839,195)     (18,579,505)      (308,988)      (3,491,169)
                                      ----------     ------------     ----------     ------------
Net increase (decrease) in shares
   outstanding before conversion        (503,686)      (5,077,589)       596,468        6,745,937
Shares issued upon conversion into
   Class A                            (1,701,286)     (17,271,504)      (416,813)      (4,721,751)
                                      ----------     ------------     ----------     ------------
Net increase (decrease) in shares
   outstanding                        (2,204,972)    $(22,349,093)       179,655     $  2,024,186
                                      ----------     ------------     ----------     ------------
                                      ----------     ------------     ----------     ------------

    54

       Prudential Municipal Bond Fund
             Notes to Financial Statements (Unaudited) Cont'd.

                                          High Income Series                Insured Series
                                                Class B                         Class B
                                      ---------------------------     ---------------------------
    Year Ended April 30, 2002           Shares          Amount          Shares          Amount
----------------------------------    ----------     ------------     ----------     ------------
Shares sold                            3,065,444     $ 31,195,480      1,396,967     $ 15,562,302
Shares issued in reinvestment of
   dividends and distributions           684,472        6,956,262        127,824        1,421,861
Shares reacquired                     (4,181,106)     (42,487,169)      (636,669)      (7,107,705)
                                      ----------     ------------     ----------     ------------
Net increase (decrease) in shares
   outstanding before conversion        (431,190)      (4,335,427)       888,122        9,876,458
Shares issued upon conversion into
   Class A                            (3,255,919)     (33,049,248)      (995,245)     (11,033,934)
                                      ----------     ------------     ----------     ------------
Net increase (decrease) in shares
   outstanding                        (3,687,109)    $(37,384,675)      (107,123)    $ (1,157,476)
                                      ----------     ------------     ----------     ------------
                                      ----------     ------------     ----------     ------------
                                          High Income Series                Insured Series
                                                Class C                         Class C
                                      ---------------------------     ---------------------------
Six Months Ended October 31, 2002       Shares          Amount          Shares          Amount
----------------------------------    ----------     ------------     ----------     ------------
Shares sold                              332,016     $  3,363,228        169,595     $  1,911,111
Shares issued in reinvestment of
   dividends and distributions            35,751          361,062          7,885           88,938
Shares reacquired                       (373,222)      (3,776,826)       (92,754)      (1,042,910)
                                      ----------     ------------     ----------     ------------
Net increase (decrease) in shares
   outstanding                            (5,455)    $    (52,536)        84,726     $    957,139
                                      ----------     ------------     ----------     ------------
                                      ----------     ------------     ----------     ------------
                                          High Income Series                Insured Series
                                                Class C                         Class C
                                      ---------------------------     ---------------------------
    Year Ended April 30, 2002           Shares          Amount          Shares          Amount
----------------------------------    ----------     ------------     ----------     ------------
Shares sold                              449,637     $  4,581,221        260,649     $  2,920,264
Shares issued in reinvestment of
   dividends and distributions            80,287          815,922         12,166          135,283
Shares reacquired                       (580,268)      (5,881,209)       (64,970)        (727,036)
                                      ----------     ------------     ----------     ------------
Net increase (decrease) in shares
   outstanding                           (50,344)    $   (484,066)       207,845     $  2,328,511
                                      ----------     ------------     ----------     ------------
                                      ----------     ------------     ----------     ------------
                                          High Income Series                Insured Series
                                                Class Z                         Class Z
                                      ---------------------------     ---------------------------
Six Months Ended October 31, 2002       Shares          Amount          Shares          Amount
----------------------------------    ----------     ------------     ----------     ------------
Shares sold                              651,300     $  6,590,764        506,047     $  5,733,993
Shares issued in reinvestment of
   dividends and distributions            14,921          150,570          7,125           80,269
Shares reacquired                       (347,861)      (3,520,514)      (293,252)      (3,296,304)
                                      ----------     ------------     ----------     ------------
Net increase (decrease) in shares
   outstanding                           318,360     $  3,220,820        219,920     $  2,517,958
                                      ----------     ------------     ----------     ------------
                                      ----------     ------------     ----------     ------------

                                                                          55

       Prudential Municipal Bond Fund
             Notes to Financial Statements (Unaudited) Cont'd.

                                          High Income Series                Insured Series
                                                Class Z                         Class Z
                                      ---------------------------     ---------------------------
    Year Ended April 30, 2002           Shares          Amount          Shares          Amount
----------------------------------    ----------     ------------     ----------     ------------
Shares sold                              380,529     $  3,862,844        270,134     $  2,998,755
Shares issued in reinvestment of
   dividends and distributions            24,333          246,910          9,310          103,395
Shares reacquired                       (298,796)      (3,030,428)       (96,527)      (1,067,573)
                                      ----------     ------------     ----------     ------------
Net increase (decrease) in shares
   outstanding                           106,066     $  1,079,326        182,917     $  2,034,577
                                      ----------     ------------     ----------     ------------
                                      ----------     ------------     ----------     ------------

-
                                                        SEMIANNUAL REPORT
                                                        OCTOBER 31, 2002
            PRUDENTIAL
            MUNICIPAL BOND FUND
-------------------------------------------------------------------------------
                                                        FINANCIAL HIGHLIGHTS

       Prudential Municipal Bond Fund      High Income Series
             Financial Highlights (Unaudited)

                                                                      Class A
                                                                 -----------------
                                                                 Six Months Ended
                                                                 October 31, 2002*
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                 $   10.06
                                                                 -----------------
Income from investment operations
Net investment income                                                      .28
Net realized and unrealized gain (loss) on investment
   transactions                                                           (.04)
                                                                 -----------------
      Total from investment operations                                     .24
                                                                 -----------------
Less distributions
Dividends from net investment income                                      (.28)
                                                                 -----------------
Net asset value, end of period                                       $   10.02
                                                                 -----------------
                                                                 -----------------
TOTAL RETURN(a):                                                          2.39%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                      $ 497,947
Average net assets (000)                                             $ 501,030
Ratios to average net assets:
   Expenses, including distribution fees                                   .84%(c)
   Expenses, excluding distribution fees                                   .59%(c)
   Net investment income                                                  5.58%(c)
For Class A, B, C and Z shares:
   Portfolio turnover rate                                                  34%

------------------------------
(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(b) Net of management fee waiver.
(c) Annualized.
*Effective May 1, 2001, the Prudential Municipal Bond Fund/High Income Series has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended April 30, 2002 was to increase net investment income per share by $.01 and decrease net realized and unrealized gain (loss) per share by $.01 and increase the ratio of net investment income from 5.84% to 5.87%. Per share amounts and ratios for the years ended prior to April 30, 2002 have not been restated to reflect this change in presentation.
    58                                     See Notes to Financial Statements

       Prudential Municipal Bond Fund      High Income Series
             Financial Highlights (Unaudited) Cont'd.

                                                 Class A
----------------------------------------------------------------------------------------------------------
                                           Year Ended April 30,
----------------------------------------------------------------------------------------------------------
     2002*                 2001                 2000                 1999                 1998
----------------------------------------------------------------------------------------------------------
    $  10.11             $  10.22             $  11.21             $  11.31             $  10.84
----------------     ----------------     ----------------     ----------------     ----------------
         .61                  .61                  .63                  .63(b)               .67(b)
        (.06)                (.12)                (.99)                (.10)                 .47
----------------     ----------------     ----------------     ----------------     ----------------
         .55                  .49                 (.36)                 .53                 1.14
----------------     ----------------     ----------------     ----------------     ----------------
        (.60)                (.60)                (.63)                (.63)                (.67)
----------------     ----------------     ----------------     ----------------     ----------------
    $  10.06             $  10.11             $  10.22             $  11.21             $  11.31
----------------     ----------------     ----------------     ----------------     ----------------
----------------     ----------------     ----------------     ----------------     ----------------
        5.53%                4.94%               (3.31)%               4.96%               10.80%
    $501,501             $522,556             $503,874             $514,952             $421,504
    $517,930             $527,117             $506,888             $474,901             $381,735
         .84%                 .84%                 .82%                 .66%(b)              .62%(b)
         .59%                 .59%                 .57%                 .51%(b)              .52%(b)
        5.87%                6.05%                5.86%                5.73%(b)             6.03%(b)
          58%                  46%                  27%                  16%                  13%

    See Notes to Financial Statements                                     59

       Prudential Municipal Bond Fund      High Income Series
             Financial Highlights (Unaudited) Cont'd.

                                                                      Class B
                                                                 -----------------
                                                                 Six Months Ended
                                                                 October 31, 2002*
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                 $   10.06
                                                                 -----------------
Income from investment operations
Net investment income                                                      .27
Net realized and unrealized gain (loss) on investment
   transactions                                                           (.04)
                                                                 -----------------
      Total from investment operations                                     .23
                                                                 -----------------
Less distributions
Dividends from net investment income                                      (.27)
                                                                 -----------------
Net asset value, end of period                                       $   10.02
                                                                 -----------------
                                                                 -----------------
TOTAL RETURN(a):                                                          2.26%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                      $ 262,406
Average net assets (000)                                             $ 276,685
Ratios to average net assets:
   Expenses, including distribution fees                                  1.09%(c)
   Expenses, excluding distribution fees                                   .59%(c)
   Net investment income                                                  5.32%(c)

------------------------------
(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(b) Net of management fee waiver.
(c) Annualized.
*Effective May 1, 2001, the Prudential Municipal Bond Fund/High Income Series has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended April 30, 2002 was to increase net investment income and decrease net realized and unrealized gains per share by less than $.005 and increase the ratio of net investment income from 5.59% to 5.62%. Per share amounts and ratios for the years ended prior to April 30, 2002 have not been restated to reflect this change in presentation.
    60                                     See Notes to Financial Statements

       Prudential Municipal Bond Fund      High Income Series
             Financial Highlights (Unaudited) Cont'd.

                                                 Class B
----------------------------------------------------------------------------------------------------------
                                           Year Ended April 30,
----------------------------------------------------------------------------------------------------------
     2002*                 2001                 2000                 1999                 1998
----------------------------------------------------------------------------------------------------------
    $  10.11             $  10.22             $  11.21             $  11.31             $  10.84
----------------     ----------------     ----------------     ----------------     ----------------
         .58                  .59                  .60                  .59(b)               .63(b)
        (.06)                (.13)                (.99)                (.10)                 .47
----------------     ----------------     ----------------     ----------------     ----------------
         .52                  .46                 (.39)                 .49                 1.10
----------------     ----------------     ----------------     ----------------     ----------------
        (.57)                (.57)                (.60)                (.59)                (.63)
----------------     ----------------     ----------------     ----------------     ----------------
    $  10.06             $  10.11             $  10.22             $  11.21             $  11.31
----------------     ----------------     ----------------     ----------------     ----------------
----------------     ----------------     ----------------     ----------------     ----------------
        5.27%                4.68%               (3.55)%               4.59%               10.36%
    $285,581             $324,299             $457,841             $649,706             $669,223
    $307,192             $375,632             $559,879             $666,885             $669,132
        1.09%                1.09%                1.07%                1.01%(b)             1.02%(b)
         .59%                 .59%                 .57%                 .51%(b)              .52%(b)
        5.62%                5.78%                5.59%                5.38%(b)             5.63%(b)

    See Notes to Financial Statements                                     61

       Prudential Municipal Bond Fund      High Income Series
             Financial Highlights (Unaudited) Cont'd.

                                                                      Class C
                                                                 -----------------
                                                                 Six Months Ended
                                                                 October 31, 2002*
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                  $ 10.06
                                                                     --------
Income from investment operations
Net investment income                                                     .26
Net realized and unrealized gain (loss) on investment
   transactions                                                          (.05)
                                                                     --------
      Total from investment operations                                    .21
                                                                     --------
Less distributions
Dividends from net investment income                                     (.25)
                                                                     --------
Net asset value, end of period                                        $ 10.02
                                                                     --------
                                                                     --------
TOTAL RETURN(a):                                                         2.13%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                       $26,465
Average net assets (000)                                              $26,955
Ratios to average net assets:
   Expenses, including distribution fees                                 1.34%(c)
   Expenses, excluding distribution fees                                  .59%(c)
   Net investment income                                                 5.07%(c)

------------------------------
(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(b) Net of management fee waiver.
(c) Annualized.
*Effective May 1, 2001, the Prudential Municipal Bond Fund/High Income Series has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended April 30, 2002 was to increase net investment income and decrease net realized and unrealized gains per share by less than $.005 and increase the ratio of net investment income from 5.35% to 5.39%. Per share amounts and ratios for the years ended prior to April 30, 2002 have not been restated to reflect this change in presentation.
    62                                     See Notes to Financial Statements

       Prudential Municipal Bond Fund      High Income Series
             Financial Highlights (Unaudited) Cont'd.

                                                 Class C
----------------------------------------------------------------------------------------------------------
                                           Year Ended April 30,
----------------------------------------------------------------------------------------------------------
     2002*                 2001                 2000                 1999                 1998
----------------------------------------------------------------------------------------------------------
    $  10.11             $  10.22             $  11.21             $  11.31             $  10.84
    --------             --------             --------             --------             --------
         .55                  .56                  .57                  .57(b)               .61(b)
        (.05)                (.12)                (.99)                (.10)                 .47
    --------             --------             --------             --------             --------
         .50                  .44                 (.42)                 .47                 1.08
    --------             --------             --------             --------             --------
         .50                 (.55)               (0.57)                (.57)                (.61)
    --------             --------             --------             --------             --------
    $  10.06             $  10.11             $  10.22             $  11.21             $  11.31
    --------             --------             --------             --------             --------
    --------             --------             --------             --------             --------
        5.00%                4.42%               (3.79)%               4.33%               10.09%
    $ 26,619             $ 27,263             $ 30,061             $ 32,939             $ 20,554
    $ 27,814             $ 28,028             $ 32,762             $ 26,114             $ 14,932
        1.34%                1.34%                1.32%                1.26%(b)             1.27%(b)
         .59%                 .59%                 .57%                 .51%(b)              .52%(b)
        5.38%                5.55%                5.36%                5.15%(b)             5.39%(b)

    See Notes to Financial Statements                                     63

       Prudential Municipal Bond Fund      High Income Series
             Financial Highlights (Unaudited) Cont'd.

                                                                      Class Z
                                                                 -----------------
                                                                 Six Months Ended
                                                                 October 31, 2002*
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                  $ 10.05
                                                                     --------
Income from investment operations
Net investment income                                                     .29
Net realized and unrealized gain (loss) on investment
   transactions                                                          (.04)
                                                                     --------
      Total from investment operations                                    .25
                                                                     --------
Less distributions
Dividends from net investment income                                     (.29)
                                                                     --------
Net asset value, end of period                                        $ 10.01
                                                                     --------
                                                                     --------
TOTAL RETURN(a):                                                         2.51%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                       $10,160
Average net assets (000)                                              $ 8,520
Ratios to average net assets:
   Expenses, including distribution fees                                  .59%(c)
   Expenses, excluding distribution fees                                  .59%(c)
   Net investment income                                                 5.85%(c)

------------------------------
(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(b) Net of management fee waiver.
(c) Annualized.
*Effective May 1, 2001, the Prudential Municipal Bond Fund/High Income Series has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended April 30, 2002 was to increase net investment income per share by $.01 and decrease net realized and unrealized gain (loss) per share by $.01 and increase the ratio of net investment income from 6.11% to 6.14%. Per share amounts and ratios for the years ended prior to April 30, 2002 have not been restated to reflect this change in presentation.
    64                                     See Notes to Financial Statements

       Prudential Municipal Bond Fund      High Income Series
             Financial Highlights (Unaudited) Cont'd.

                                                 Class Z
----------------------------------------------------------------------------------------------------------
                                           Year Ended April 30,
----------------------------------------------------------------------------------------------------------
     2002*                 2001                 2000                 1999                 1998
----------------------------------------------------------------------------------------------------------
    $  10.10              $10.21              $  11.20             $  11.30              $10.83
    --------             -------              --------             --------             -------
         .63                 .64                   .65                  .65(b)              .68(b)
        (.06)               (.13)                 (.99)                (.10)                .47
    --------             -------              --------             --------             -------
         .57                 .51                  (.34)                 .55                1.15
    --------             -------              --------             --------             -------
        (.62)               (.62)                 (.65)                (.65)               (.68)
    --------             -------              --------             --------             -------
    $  10.05              $10.10              $  10.21             $  11.20              $11.30
    --------             -------              --------             --------             -------
    --------             -------              --------             --------             -------
        5.79%               5.19%                (3.07)%               5.11%              10.91%
    $  7,000              $5,966              $  7,802             $ 13,839              $9,919
    $  6,368              $7,182              $ 10,493             $ 13,648              $6,064
         .59%                .59%                  .57%                 .51%(b)             .52%(b)
         .59%                .59%                  .57%                 .51%(b)             .52%(b)
        6.14%               6.32%                 6.07%                5.89%(b)            6.14%(b)

    See Notes to Financial Statements                                     65

       Prudential Municipal Bond Fund      Insured Series
             Financial Highlights (Unaudited)

                                                                      Class A
                                                                 -----------------
                                                                 Six Months Ended
                                                                 October 31, 2002*
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                 $   11.08
                                                                 -----------------
Income from investment operations
Net investment income                                                      .25
Net realized and unrealized gain (loss) on investment
   transactions                                                            .27
                                                                 -----------------
      Total from investment operations                                     .52
                                                                 -----------------
Less dividends and distributions
Dividends from net investment income                                      (.25)
Distributions in excess of net investment income                            --
Distributions from net realized capital gains                               --
                                                                 -----------------
      Total distributions                                                 (.25)
                                                                 -----------------
Net asset value, end of period                                       $   11.35
                                                                 -----------------
                                                                 -----------------
TOTAL RETURN(a):                                                          4.71%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                      $ 273,331
Average net assets (000)                                             $ 269,209
Ratios to average net assets:
   Expenses, including distribution and service (12b-1) fees               .88%(d)
   Expenses, excluding distribution and service (12b-1) fees               .63%(d)
   Net investment income                                                  4.50%(d)
For Class A, B, C and Z shares:
   Portfolio turnover rate                                                  26%

------------------------------
(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions.
(b) Net of management fee waiver.
(c) Less than $.005 per share.
(d) Annualized.
*Effective May 1, 2001, the Prudential Municipal Bond Fund/Insured Series has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended April 30, 2002 was to increase net investment income and decrease net realized and unrealized gains per share by less than $.005 and increase the ratio of net investment income from 4.62% to 4.64%. Per share amounts and ratios for the years ended prior to April 30, 2002 have not been restated to reflect this change in presentation.
    66                                     See Notes to Financial Statements

       Prudential Municipal Bond Fund      Insured Series
             Financial Highlights (Unaudited) Cont'd.

                                                 Class A
----------------------------------------------------------------------------------------------------------
                                           Year Ended April 30,
----------------------------------------------------------------------------------------------------------
     2002*                 2001                 2000                 1999                 1998
----------------------------------------------------------------------------------------------------------
    $  10.91             $  10.40             $  11.18             $  11.05             $  10.90
----------------     ----------------     ----------------     ----------------     ----------------
         .52                  .51                  .51                  .53                  .53(b)
         .17                  .51                 (.78)                 .23                  .40
----------------     ----------------     ----------------     ----------------     ----------------
         .69                 1.02                 (.27)                 .76                  .93
----------------     ----------------     ----------------     ----------------     ----------------
        (.52)                (.51)                (.51)                (.53)                (.53)
          --                   --                   --                 (.01)                  --(c)
          --                   --                   --                 (.09)                (.25)
----------------     ----------------     ----------------     ----------------
        (.52)                (.51)                (.51)                (.63)                (.78)
----------------     ----------------     ----------------     ----------------     ----------------
    $  11.08             $  10.91             $  10.40             $  11.18             $  11.05
----------------     ----------------     ----------------     ----------------     ----------------
----------------     ----------------     ----------------     ----------------     ----------------
        6.38%                9.90%               (2.38)%               6.88%                8.67%
    $261,227             $265,718             $238,690             $251,300             $224,409
    $269,146             $254,718             $243,756             $240,652             $222,115
         .87%                 .89%                 .88%                 .75%                 .69%(b)
         .62%                 .64%                 .63%                 .60%                 .59%(b)
        4.64%                4.72%                4.78%                4.61%                4.75%(b)
          22%                  38%                  26%                  15%                  85%

    See Notes to Financial Statements                                     67

       Prudential Municipal Bond Fund      Insured Series
             Financial Highlights (Unaudited) Cont'd.

                                                                      Class B
                                                                 -----------------
                                                                 Six Months Ended
                                                                 October 31, 2002*
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                 $   11.09
                                                                 -----------------
Income from investment operations
Net investment income                                                      .24
Net realized and unrealized gain (loss) on investment
   transactions                                                            .27
                                                                 -----------------
   Total from investment operations                                        .51
                                                                 -----------------
Less dividends and distributions
Dividends from net investment income                                      (.23)
Distributions in excess of net investment income                            --
Distributions from net realized capital gains                               --
                                                                 -----------------
   Total distributions                                                    (.23)
                                                                 -----------------
Net asset value, end of period                                       $   11.37
                                                                 -----------------
                                                                 -----------------
TOTAL RETURN(a):                                                          4.67%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                      $  58,572
Average net assets (000)                                             $  56,757
Ratios to average net assets:
   Expenses, including distribution and service (12b-1) fees              1.13%(d)
   Expenses, excluding distribution and service (12b-1) fees               .63%(d)
   Net investment income                                                  4.25%(d)

------------------------------
(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions.
(b) Net of management fee waiver.
(c) Less than $.005 per share.
(d) Annualized.
*Effective May 1, 2001, the Prudential Municipal Bond Fund/Insured Series has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended April 30, 2002 was to increase net investment income and decrease net realized and unrealized gains per share by less than $.005 and increase the ratio of net investment income from 4.38% to 4.40%. Per share amounts and ratios for the years ended prior to April 30, 2002 have not been restated to reflect this change in presentation.
    68                                     See Notes to Financial Statements

       Prudential Municipal Bond Fund      Insured Series
             Financial Highlights (Unaudited) Cont'd.

                                                 Class B
----------------------------------------------------------------------------------------------------------
                                           Year Ended April 30,
----------------------------------------------------------------------------------------------------------
     2002*                 2001                 2000                 1999                 1998
----------------------------------------------------------------------------------------------------------
    $  10.92             $  10.41             $  11.19             $  11.06             $  10.91
    --------         ----------------     ----------------     ----------------     ----------------
         .49                  .48                  .48                  .48                  .49(b)
         .17                  .51                 (.78)                 .23                  .40
    --------         ----------------     ----------------     ----------------     ----------------
         .66                  .99                 (.30)                 .71                  .89
    --------         ----------------     ----------------     ----------------     ----------------
        (.49)                (.48)                (.48)                (.48)                (.49)
          --                   --                   --                 (.01)                  --(c)
          --                   --                   --                 (.09)                (.25)
    --------         ----------------     ----------------     ----------------     ----------------
        (.49)                (.48)                (.48)                (.58)                (.74)
    --------         ----------------     ----------------     ----------------     ----------------
    $  11.09             $  10.92             $  10.41             $  11.19             $  11.06
    --------         ----------------     ----------------     ----------------     ----------------
    --------         ----------------     ----------------     ----------------     ----------------
        6.12%                9.63%               (2.62)%               6.50%                8.23%
    $ 55,145             $ 55,459             $ 91,989             $175,520             $236,370
    $ 54,136             $ 70,084             $131,052             $208,775             $270,553
        1.12%                1.14%                1.13%                1.10%                1.09%(b)
         .62%                 .64%                 .63%                 .60%                 .59%(b)
        4.40%                4.48%                4.51%                4.25%                4.35%(b)

    See Notes to Financial Statements                                     69

       Prudential Municipal Bond Fund      Insured Series
             Financial Highlights (Unaudited) Cont'd.

                                                                      Class C
                                                                 -----------------
                                                                 Six Months Ended
                                                                 October 31, 2002*
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                  $ 11.09
                                                                      -------
Income from investment operations
Net investment income                                                     .23
Net realized and unrealized gain (loss) on investment
   transactions                                                           .27
                                                                      -------
   Total from investment operations                                       .50
                                                                      -------
Less dividends and distributions
Dividends from net investment income                                     (.22)
Distributions in excess of net investment income                           --
Distributions from net realized capital gains                              --
                                                                      -------
   Total distributions                                                   (.22)
                                                                      -------
Net asset value, end of period                                        $ 11.37
                                                                      -------
                                                                      -------
TOTAL RETURN(a):                                                         4.54%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                       $ 7,578
Average net assets (000)                                              $ 7,124
Ratios to average net assets:
   Expenses, including distribution and service (12b-1) fees             1.38%(d)
   Expenses, excluding distribution and service (12b-1) fees              .63%(d)
   Net investment income                                                 4.00%(d)

------------------------------
(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions.
(b) Net of management fee waiver.
(c) Less than $.005 per share.
(d) Annualized.
*Effective May 1, 2001, the Prudential Municipal Bond Fund/Insured Series has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended April 30, 2002 was to increase net investment income per share by $.01, decrease net realized and unrealized gains per share by $.01 and increase the ratio of net investment income from 4.14% to 4.17%. Per share amounts and ratios for the years ended prior to April 30, 2002 have not been restated to reflect this change in presentation.
    70                                     See Notes to Financial Statements

       Prudential Municipal Bond Fund      Insured Series
             Financial Highlights (Unaudited) Cont'd.

                                                 Class C
----------------------------------------------------------------------------------------------------------
                                           Year Ended April 30,
----------------------------------------------------------------------------------------------------------
     2002*                 2001                 2000                 1999                 1998
----------------------------------------------------------------------------------------------------------
     $10.92               $10.41               $11.19               $11.06               $10.91
    -------              -------              -------              -------              -------
        .47                  .45                  .46                  .45                  .46(b)
        .16                  .51                 (.78)                 .23                  .40
    -------              -------              -------              -------              -------
        .63                  .96                 (.32)                 .68                  .86
    -------              -------              -------              -------              -------
       (.46)                (.45)                (.46)                (.45)                (.46)
         --                   --                   --                 (.01)                  --(c)
         --                   --                   --                 (.09)                (.25)
    -------              -------              -------              -------              -------
       (.46)                (.45)                (.46)                (.55)                (.71)
    -------              -------              -------              -------              -------
     $11.09               $10.92               $10.41               $11.19               $11.06
    -------              -------              -------              -------              -------
    -------              -------              -------              -------              -------
       5.86%                9.37%               (2.86)%               6.24%                7.96%
     $6,456               $4,085               $2,949               $2,708               $1,509
     $5,320               $3,413               $2,988               $1,856               $1,142
       1.37%                1.39%                1.38%                1.35%                1.34%(b)
        .62%                 .64%                 .63%                 .60%                 .59%(b)
       4.17%                4.23%                4.29%                4.03%                4.11%(b)

    See Notes to Financial Statements                                     71

       Prudential Municipal Bond Fund      Insured Series
             Financial Highlights (Unaudited) Cont'd.

                                                                      Class Z
                                                                 -----------------
                                                                 Six Months Ended
                                                                 October 31, 2002*
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                  $ 11.07
                                                                      -------
Income from investment operations
Net investment income                                                     .27
Net realized and unrealized gain (loss) on investment
   transactions                                                           .26
                                                                      -------
   Total from investment operations                                       .53
                                                                      -------
Less dividends and distributions
Dividends from net investment income                                     (.26)
Distributions in excess of net investment income                           --
Distributions from net realized capital gains                              --
                                                                      -------
   Total distributions                                                   (.26)
                                                                      -------
Net asset value, end of period                                        $ 11.34
                                                                      -------
                                                                      -------
TOTAL RETURN(a):                                                         4.84%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                       $ 6,839
Average net assets (000)                                              $ 5,102
Ratios to average net assets:
   Expenses, including distribution and service (12b-1) fees              .63%(d)
   Expenses, excluding distribution and service (12b-1) fees              .63%(d)
   Net investment income                                                 4.79%(d)

------------------------------
(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions.
(b) Net of management fee waiver.
(c) Less than $.005 per share.
(d) Annualized.
*Effective May 1, 2001, the Prudential Municipal Bond Fund/Insured Series has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended April 30, 2002 was to increase net investment income per share by $.01, decrease net realized and unrealized gains per share by $.01 and increase the ratio of net investment income from 4.88% to 4.91%. Per share amounts and ratios for the years ended prior to April 30, 2002 have not been restated to reflect this change in presentation.
    72                                     See Notes to Financial Statements

       Prudential Municipal Bond Fund      Insured Series
             Financial Highlights (Unaudited) Cont'd.

                                                 Class Z
----------------------------------------------------------------------------------------------------------
                                           Year Ended April 30,
----------------------------------------------------------------------------------------------------------
     2002*                 2001                 2000                 1999                 1998
----------------------------------------------------------------------------------------------------------
     $10.91               $10.40               $11.18               $11.05               $10.91
    -------              -------              -------              -------              -------
        .55                  .53                  .54                  .54                  .54(b)
        .15                  .51                 (.78)                 .23                  .39
    -------              -------              -------              -------              -------
        .70                 1.04                 (.24)                 .77                  .93
    -------              -------              -------              -------              -------
       (.54)                (.53)                (.54)                (.54)                (.54)
         --                   --                   --                 (.01)                  --(c)
         --                   --                   --                 (.09)                (.25)
    -------              -------              -------              -------              -------
       (.54)                (.53)                (.54)                (.64)                (.79)
    -------              -------              -------              -------              -------
     $11.07               $10.91               $10.40               $11.18               $11.05
    -------              -------              -------              -------              -------
    -------              -------              -------              -------              -------
       6.55%               10.17%               (2.13)%               7.04%                8.68%
     $4,238               $2,182               $1,429               $4,312               $  418
     $3,152               $1,993               $1,960               $3,523               $  173
        .62%                 .64%                 .63%                 .60%                 .60%(b)
        .62%                 .64%                 .63%                 .60%                 .60%(b)
       4.91%                4.99%                4.94%                4.77%                4.92%(b)

    See Notes to Financial Statements                                     73

Prudential Municipal Bond Fund

Prudential Mutual Funds

Prudential offers a broad range of mutual funds designed to meet your individual needs. For information about these funds, contact your financial professional or call us at (800) 225-1852.
Read the prospectus carefully before you invest or send money.

PRUDENTIAL MUTUAL FUNDS
-------------------------------------------------------
Stock Funds
Large Capitalization Stock Funds
Prudential 20/20 Focus Fund
Prudential Equity Fund, Inc.
Prudential Index Series Fund
  Prudential Stock Index Fund
Prudential Tax-Managed Funds
  Prudential Tax-Managed Equity Fund
Prudential Value Fund
The Prudential Investment Portfolios, Inc.
  Prudential Jennison Growth Fund

Small- to Mid-Capitalization Stock Funds
Nicholas-Applegate Fund, Inc.
  Nicholas-Applegate Growth Equity Fund
Prudential Small Company Fund, Inc.
Prudential Tax-Managed Small-Cap Fund, Inc.
Prudential U.S. Emerging Growth Fund, Inc.
The Prudential Investment Portfolios, Inc.
  Prudential Jennison Equity Opportunity Fund

Sector Stock Funds
Prudential Natural Resources Fund, Inc.
Prudential Real Estate Securities Fund
Prudential Sector Funds, Inc.
  Prudential Financial Services Fund
  Prudential Health Sciences Fund
  Prudential Technology Fund
  Prudential Utility Fund


Global/International Stock Funds
Prudential Europe Growth Fund, Inc.
Prudential Pacific Growth Fund, Inc.
Prudential World Fund, Inc.
  Prudential Global Growth Fund
  Prudential International Value Fund
  Prudential Jennison International Growth Fund

Balanced/Allocation Fund
The Prudential Investment Portfolios, Inc.
  Prudential Active Balanced Fund

Bond Funds
Taxable Bond Funds
Prudential Government Income Fund, Inc.
Prudential High Yield Fund, Inc.
Prudential Short-Term Corporate Bond Fund, Inc.
  Income Portfolio
Prudential Total Return Bond Fund, Inc.

Municipal Bond Funds
Prudential California Municipal Fund
  California Series
  California Income Series
Prudential Municipal Bond Fund
  High Income Series
  Insured Series
        www.prudential.com  800) 225-1852

Prudential Municipal Series Fund
  Florida Series
  New Jersey Series
  New York Series
  Pennsylvania Series
Prudential National Municipals Fund, Inc.

Global/International Bond Fund
Prudential Global Total Return Fund, Inc.

Money Market Funds
Taxable Money Market Funds
Cash Accumulation Trust
  Liquid Assets Fund
  National Money Market Fund
Prudential Government Securities Trust
  Money Market Series
  U.S. Treasury Money Market Series
Prudential Institutional Liquidity Portfolio, Inc.
  Institutional Money Market Series
Prudential MoneyMart Assets, Inc.

Municipal Money Market Funds
Prudential California Municipal Fund
  California Money Market Series
Prudential Municipal Series Fund
  New Jersey Money Market Series
  New York Money Market Series

Tax-Free Money Market Funds
Command Tax-Free Fund
Prudential Tax-Free Money Fund, Inc.

Other Money Market Funds
Command Government Fund
Command Money Fund
Special Money Market Fund, Inc.*
  Money Market Series


STRATEGIC PARTNERS
MUTUAL FUNDS**
-----------------------------------------------------
Strategic Partners Asset Allocation Funds
   Strategic Partners Conservative Growth Fund
   Strategic Partners Moderate Growth Fund
   Strategic Partners High Growth Fund

Strategic Partners Style Specific Funds
   Strategic Partners
      Large Capitalization Growth Fund
   Strategic Partners
      Large Capitalization Value Fund
   Strategic Partners
      Small Capitalization Growth Fund
   Strategic Partners
      Small Capitalization Value Fund
   Strategic Partners
      International Equity Fund
   Strategic Partners
      Total Return Bond Fund

Strategic Partners Opportunity Funds
   Strategic Partners Focused Growth Fund
   Strategic Partners New Era Growth Fund
   Strategic Partners Focused Value Fund
  Strategic Partners Mid-Cap Value Fund

Special Money Market Fund, Inc.*
  Money Market Series


* This Fund is not a direct purchase money fund and is only an exchangeable money fund.
**Not exchangeable with Prudential mutual funds.

Prudential Municipal Bond Fund

Getting the Most from Your Prudential Mutual Fund

When you invest through Prudential Mutual
Funds, you receive financial advice from a Prudential Securities Financial Advisor or
Pruco Securities registered representative.
Your financial professional can provide you with the following services:

THERE'S NO REWARD WITHOUT RISK; BUT IS THIS RISK
WORTH IT?
Your financial professional can help you match the reward you seek with the risk you can tolerate. Risk can be difficult to gauge-- sometimes even the simplest investments bear surprising risks. The educated investor knows that markets seldom move in just one direction.
There are times when a market sector or asset class will lose value or provide little in the way of total return. Managing your own expectations is easier with help from someone who understands the markets, and who knows you!

KEEPING UP WITH THE JONESES
A financial professional can help you wade through the numerous available mutual funds to find the ones that fit your individual investment profile and risk tolerance. While the newspapers and popular magazines are full of advice about investing, they are aimed at generic groups of people or representative individuals--not at you personally. Your financial professional will review your investment objectives with you. This means you can make financial decisions based on the assets and liabilities in your current portfolio and your risk tolerance--not just based on the current investment fad.

BUY LOW, SELL HIGH
Buying at the top of a market cycle and selling at the bottom are among the most common investor mistakes. But sometimes it's difficult to hold on to an investment when it's losing value every month. Your financial professional can answer questions when you're confused or worried about your investment, and should remind you that you're investing for the long haul.

        www.prudential.com  (800) 225-1852

FOR MORE INFORMATION

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852

Trustees
Eugene C. Dorsey
Delayne Dedrick Gold
Robert F. Gunia
Thomas T. Mooney
Stephen P. Munn
David R. Odenath, Jr.
Richard A. Redeker
Judy A. Rice
Nancy H. Teeters
Louis A. Weil, III

Officers
David R. Odenath, Jr., President
Robert F. Gunia, Vice President
Judy A. Rice, Vice President
Grace C. Torres, Treasurer
Deborah A. Docs, Secretary
Marguerite E.H. Morrison, Assistant Secretary
Maryanne Ryan, Anti-Money Laundering
   Compliance Officer

Manager
Prudential Investments LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
Prudential Investment Management, Inc.
Gateway Center Two
Newark, NJ 07102

Distributor
Prudential Investment Management Services LLC
Gateway Center Three, 14th Floor
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
PO Box 8098
Philadelphia, PA 19101

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Shearman & Sterling
599 Lexington Avenue
New York, NY 10022

Fund Symbols
        High Income Series        Insured Series
          Nasdaq   CUSIP      Nasdaq     CUSIP
Class A   PRHAX  74435L103    PMIAX    74435L301
Class B   PMHYX  74435L202    PMINX    74435L400
Class C   PHICX  74435L707    PMICX    74435L806
Class Z   PHIZX  74435L871    PMIZX    74435L863

The views expressed in this report and
information about the Series' portfolio
holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of October 31, 2002, were not audited and, accordingly, no opinion is expressed on them.

(LOGO)


Fund Symbols
         High Income Series    Insured Series
           Nasdaq   CUSIP      Nasdaq   CUSIP
Class A    PRHAX  74435L103    PMIAX  74435L301
Class B    PMHYX  74435L202    PMINX  74435L400
Class C    PHICX  74435L707    PMICX  74435L806
Class Z    PHIZX  74435L871    PMIZX  74435L863


MF133E2    IFS-A076368

Mutual funds are not bank guaranteed or FDIC insured, and may lose value.